UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra
Senior Vice President & Chief Operating Officer
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.
The schedule of investments as of March 31, 2006 is filed herewith.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Investment Portfolio — March 31, 2006
(unaudited)

Short-Term Investment Securities — 101.4%	Principal Amount	Value (Note 1)

ASSET-BACKED COMMERCIAL PAPER — 24.4%
Apreco, Inc. 4.74% due 05/10/06	$275,000	$273,660
Chariot Funding LLC 4.78% due 05/12/06	275,000	273,576
Clipper Receivables Co. LLC 4.75% due 04/26/06	275,000	274,165
Eureka Securitization PLC 4.65% due 04/10/06	263,000	262,762
Fairway Finance Corp. 4.63% due 04/04/06	275,000	274,965
Falcon Asset Securitization Corp. 4.70% due 04/13/06	275,000	274,641
Galaxy Funding, Inc. 4.51% due 04/19/06*	275,000	274,449
Jupiter Securitization Corp. 4.77% due 04/26/06(1)	250,000	249,238
Mont Blanc Capital Corp. 4.63% due 04/26/06	275,000	274,187
Ranger Funding Co. LLC 4.58% due 04/06/06	275,000	274,895
Variable Funding Capital Corp. 4.59% due 04/12/06	275,000	274,684
Windmill Funding Corp. 4.57% due 04/04/06	280,000	279,965

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $3,261,187)		3,261,187

BANKERS’ ACCEPTANCES — 1.5%
J.P. Morgan Chase Bank 4.73% due 05/09/06 (cost $202,026)	203,000	202,026

CERTIFICATES OF DEPOSIT — 20.0%
American Express Bank FSB 4.87% due 06/21/06(1)	300,000	300,000
Australia and New Zealand Banking Group, Ltd. 4.81% due 01/29/07(1)	150,000	150,006
Barclays Bank PLC 4.63% due 05/09/06(1)	300,000	299,994
Branch Bank & Trust Co. 4.76% due 04/28/06(1)	350,000	350,000
Credit Suisse First Boston USA, Inc. 4.54% due 10/17/06(1)	250,000	250,000
Credit Suisse First Boston USA, Inc. 4.79% due 01/24/07(1)	150,000	150,000
HBOS Treasury Services PLC 4.81% due 12/07/06	250,000	250,000
HBOS Treasury Services PLC 4.84% due 01/30/07(1)	150,000	150,000
Royal Bank of Scotland PLC 4.82% due 01/18/07(1)	170,000	169,992
Wells Fargo Bank NA 5.09% due 03/29/07	200,000	200,000
Wilmington Trust Co. 4.00% due 05/09/06	400,000	400,000

TOTAL CERTIFICATES OF DEPOSIT (cost $2,669,992)		2,669,992

COMMERCIAL PAPER — 40.5%
Atlantic Industries 4.75% due 04/24/06 *	298,000	297,174
Danske Corp. 4.77% due 04/24/06	255,000	254,290
General Electric Capital Services, Inc. 4.63% due 05/01/06	400,000	398,560
Glaxo Smithkline Finance PLC 4.55% due 04/19/06	300,000	299,394
Goldman Sachs Group, Inc. 4.78% due 04/03/06	275,000	275,000
Holmes Financing PLC 4.54% due 12/15/06*(1)	180,000	180,000
Metlife Funding, Inc. 4.76% due 05/01/06(1)	400,000	400,000
Morgan Stanley 4.77% due 04/04/06	210,000	209,972
Mound Financing PLC 4.65% due 11/08/06(1)	158,000	158,000
Nestle Capital Corp. 4.73% due 04/10/06	400,000	399,632
New York Life Capital Corp. 4.76% due 04/05/06	400,000	399,894
Permanent Financing PLC 4.66% due 04/10/06	145,000	145,000
Permanent Financing PLC 4.75% due 04/09/06	100,000	100,000
Prudential Funding LLC 4.73% due 04/07/06	300,000	299,842
Societe Generale North America 4.76% due 04/12/06	400,000	399,524
Svenska Handelsbanken AB 4.81% due 12/27/06	250,000	250,018
UBS Finance LLC 4.75% due 04/28/06	400,000	398,681
UnitedHealth Group, Inc. 4.74% due 04/18/06	300,000	299,408
Westdeutsche Landesbank NRW 3.97% due 07/14/06	250,000	250,000

TOTAL COMMERCIAL PAPER (cost $5,414,389)		5,414,389

CORPORATE SHORT-TERM NOTES — 5.6%
Bank of America NA 4.55% due 05/08/06(1)	250,000	250,000

Peoples Security Life Insurance Co. 4.77% due 05/01/06(1)	500,000	500,000

TOTAL CORPORATE SHORT-TERM NOTES (cost $750,000)		750,000

MEDIUM TERM NOTES — 1.9%
Allstate Life Global Funding II 4.95% due 06/22/06(1) (cost $250,020)	250,000	250,020

U.S. GOVERNMENT AGENCIES — 7.5%
Federal Home Loan Bank 4.02% due 08/01/06	300,000	300,000
Federal National Mtg. Assoc. 2.25% due 05/15/06	250,000	249,284
Federal National Mtg. Assoc. 3.25% due 07/31/06	200,000	199,577
Federal National Mtg. Assoc. 4.00% due 08/08/06	250,000	249,759

TOTAL U.S. GOVERNMENT AGENCIES (cost $998,620)		998,620

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $13,546,234)		13,546,234

TOTAL INVESTMENTS — (cost $13,546,234)@	101.4%	13,546,234
Liabilities in excess of other assets—	(1.4)	(180,938)

NET ASSETS—	100.0%	$13,365,296

@	See Note 4 for cost of investments on a tax basis.

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $751,623 representing 5.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Variable rate security- the rate reflected is as of March 31, 2006; maturity date reflects next reset date.
Industry Allocation*

Commercial Banks	20.4%
Finance	20.1
Trade & Term Receivables	14.1
Banks	11.6
Insurance	9.7
Securities Holdings Companies	8.4
U.S. Government Agencies	7.5
Regional Authority	3.2
Food & Beverage	2.2
Medical	2.2
Trade Receivables	2.0

101.4%

*	Calculated as a percentage of net assets.
     See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND
PORTFOLIO
Investment Portfolio — March 31, 2006
(unaudited)

Asset-Backed Securities — 15.1%	Principal Amount	Value (Note 1)

FINANCE — 15.1%
Banc of America Commercial Mtg., Inc., Series 2005 6 A4 5.35% due 09/10/47(1)(6)	$11,335,000	$11,042,330
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T10 A2 4.74% due 03/13/40(1)	5,000,000	4,782,040
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T12 A4 4.68% due 08/13/39(1)	5,000,000	4,740,601
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(1)	5,000,000	4,744,765
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PWR9 A4A 4.87% due 09/11/42(1)	2,470,000	2,342,639
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW11 A4 5.63% due 03/11/39(1)	3,870,000	3,849,137
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	4,189,139	4,146,283
Centex Home Equity Loan Trust 4.72% due 10/25/31	840,000	827,314
Citibank Credit Card Issuance Trust, Series 2004-A1 A1 2.55% due 01/20/09	5,000,000	4,899,727
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1 A4 5.23% due 07/15/44(1)	4,700,000	4,607,164
Commercial Mtg., Series 2005-C6 A5A Pass Through 5.12% due 06/10/44(1)	4,650,000	4,491,880
Credit Suisse First Boston Mtg. Capital Certificates, Series 2006-C1 A4 5.61% due 12/15/15(1)	4,200,000	4,190,700
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38(1)	5,000,000	4,542,855
Ford Credit Auto Owner Trust, Series 2005-B A4 4.38% due 01/15/10	1,775,000	1,746,916
Greenwich Capital Commercial Funding Corp., Series 2005 GG5 A5 5.22% due 04/10/37(1)	4,650,000	4,527,898
GS Mtg. Securities Corp. II, Series 2006-GG6 A4 5.55% due 04/10/38(1)	4,500,000	4,487,051
GSR Mtg. Loan Trust, Series 2006-AR1 3A1 5.55% due 01/25/36(1)	7,233,490	7,142,502
Hyundai Auto Receivables Trust, Series 2003-A A3 2.33% due 11/15/07	694,547	690,619
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDPS A4 5.35% due 12/15/44(1)(6)	2,930,000	2,858,696
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14 A4 5.48% due 12/12/44(1)	4,700,000	4,662,703
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDKP4 A4 4.92% due 10/15/42(1)	4,500,000	4,281,935
LB-UBS Commercial Mtg. Trust, Series 2005-C5 A4 4.95% due 09/15/30(1)	4,700,000	4,500,223
MBNA Credit Card Master Note Trust, Series 2003-A11 A11 3.65% due 03/15/11	2,335,000	2,252,735
MBNA Credit Card Master Note Trust, Series 2005-A6 A6 4.50% due 01/15/13	3,185,000	3,098,484
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38	4,700,000	4,517,068
Morgan Stanley Capital I, Series 2005-IQ10 A4A 5.23% due 09/15/42(1)	4,455,000	4,339,207
Residential Accredit Loans, Inc., Series 2005-QA2 MB2 5.26% due 02/25/35(1)	3,876,530	3,817,237
Susquehanna Auto Lease Trust, Series 2006-1 A3 5.21% due 03/16/09(2)	2,040,000	2,034,900
Toyota Auto Receivables Owners Trust, Series 2003-B A4 2.79% due 01/15/10	2,590,000	2,531,321
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A7 5.12% due 07/15/42(1)	4,650,000	4,487,897
Washington Mutual, Series 2005-AR3 A2 4.65% due 03/25/35(1)(6)	9,330,932	9,110,343
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2 A2 4.55% due 03/25/35(1)(3)	3,077,978	2,997,907
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2 A2 4.53% due 04/25/35(1)	2,542,348	2,480,396
Wells Fargo Mtg.Backed Securities, Series 2006-AR5 2A1 5.55% due 04/25/36	4,635,000	4,610,014

TOTAL ASSET BACKED SECURITIES (cost $143,048,987)		140,383,487

Bonds & Notes — 81.8%

CONSUMER DISCRETIONARY — 0.9%
Target Corp. 5.50% due 04/01/07	5,000,000	5,010,985
Wal-Mart Stores, Inc. 6.75% due 10/15/23	3,000,000	3,296,952

		8,307,937

CONSUMER STAPLES — 1.1%
Gillette Co. 4.13% due 08/30/07	4,990,000	4,908,588
Kimberly-Clark Corp. 5.63% due 02/15/12	5,000,000	5,085,930

		9,994,518

EDUCATION — 0.6%
Leland Stanford Junior University of California 6.88% due 02/01/24	5,000,000	5,718,600

FINANCE — 9.5%
Allstate Corp. 5.00% due 08/15/14	3,350,000	3,225,400
Ambac Financial Group, Inc. 5.95% due 12/05/35	3,250,000	3,135,772

Bank of America Corp. 6.25% due 04/15/12	5,000,000	5,195,275
Boeing Capital Corp. 4.75% due 08/25/08	2,995,000	2,962,822
Citicorp 6.75% due 10/15/07	5,000,000	5,108,940
CS First Boston USA, Inc. 4.88% due 01/15/15	2,435,000	2,295,051
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	1,130,000	1,250,593
Financing Corp. Series 12, zero coupon due 12/06/13†	2,050,000	1,374,187
Financing Corp. Series 13, zero coupon due 12/27/13†	1,630,000	1,088,944
General Electric Capital Corp. 6.75% due 03/15/32	5,000,000	5,567,895
General Reinsurance Corp. 9.00% due 09/12/09	5,000,000	5,590,070
Hartford Life, Inc. 7.38% due 03/01/31	5,000,000	5,775,190
HSBC Finance Corp. 6.38% due 10/15/11	5,000,000	5,188,060
J.P. Morgan Chase & Co. 5.13% due 09/15/14	7,495,000	7,204,187
John Deere Capital Corp. 4.88% due 10/15/10	2,625,000	2,566,526
John Hancock 7.38% due 02/15/24*	5,000,000	5,703,780
Metlife, Inc. 5.00% due 06/15/15	3,300,000	3,140,719
Postal Square LP 8.95% due 06/15/22	4,118,750	5,075,494
Prudential Financial, Inc. 5.50% due 03/15/16	2,800,000	2,758,442
Resolution Funding Corp. zero coupon due 04/15/14†	14,300,000	9,578,769
US Bancorp 7.50% due 06/01/26	400,000	466,880
US Bank National Assoc. 4.95% due 10/30/14	2,700,000	2,581,575
Wachovia Capital Trust III 5.80% due 03/15/42	1,575,000	1,547,404

		88,381,975

HEALTHCARE — 0.7%
Johnson & Johnson 4.95% due 05/15/33	3,000,000	2,737,290
UnitedHealth Group, Inc. 5.00% due 08/15/14	4,000,000	3,843,800

		6,581,090

INDUSTRIAL & COMMERCIAL — 2.0%
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	3,994,254	4,228,118
First Data Corp. 3.38% due 08/01/08	4,000,000	3,822,768
General Dynamics Corp. 2.13% due 05/15/06	3,615,000	3,603,840
United Parcel Service, Inc. 8.38% due 04/01/20	5,000,000	6,294,165

		17,948,891

INFORMATION TECHNOLOGY — 0.6%
Verizon Global Funding Corp. 6.88% due 06/15/12	5,000,000	5,275,270

MATERIALS — 0.5%
Alcoa, Inc. 4.25% due 08/15/07	5,000,000	4,924,390

MUNICIPAL BONDS — 1.9%
Atlanta Georgia Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,578,940
Illinois State General Obligation Taxable Pension 5.10% due 06/01/33	2,860,000	2,674,472
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,512,132
Sonoma County, California Pension Obligation, Series A 3.24% due 12/01/08	3,730,000	3,554,205
Wisconsin State General Revenue, Series A 5.70% due 05/01/26	2,500,000	2,505,475

		17,825,224

U.S. GOVERNMENT AGENCIES — 45.6%

Federal Home Loan Mtg. Corp. 4.50% due 08/01/35	1,032,591	952,519
Federal Home Loan Mtg. Corp. 4.50% due 09/01/35	713,971	658,606
Federal Home Loan Mtg. Corp. 4.50% due 10/01/35	4,271,544	3,940,308
Federal Home Loan Mtg. Corp. 4.50% due 11/01/35	2,230,445	2,057,486
Federal Home Loan Mtg. Corp. 4.50% due 12/01/35	6,572,139	6,062,505
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35	17,823,476	16,962,652
Federal Home Loan Mtg. Corp. 5.00% due 12/01/35	1,389,410	1,322,305
Federal Home Loan Mtg. Corp. 7.50% due 05/01/27	11,400	11,938
Federal Home Loan Mtg. Corp. 14.75% due 03/01/10	8,171	9,089
Federal Home Loan Mtg. Corp. 2.50% due 04/15/13(2)	17,825,000	17,238,490
Federal National Mtg. Assoc. 4.50% due 09/01/35	14,822,196	13,677,286
Federal National Mtg. Assoc. 4.50% due 12/01/35	58,995	54,438
Federal National Mtg. Assoc. 4.50% due April TBA	9,520,000	8,779,230
Federal National Mtg. Assoc. 5.00% due 01/01/17	232,715	227,688
Federal National Mtg. Assoc. 5.00% due 02/01/17	87,553	85,662
Federal National Mtg. Assoc. 5.00% due 10/01/17	9,464,311	9,252,667
Federal National Mtg. Assoc. 5.00% due 11/01/17	1,358,704	1,328,320
Federal National Mtg. Assoc. 5.00% due 12/01/17	706,528	690,728
Federal National Mtg. Assoc. 5.00% due 01/01/18	1,640,636	1,603,948
Federal National Mtg. Assoc. 5.00% due 02/01/18	1,028,986	1,005,976
Federal National Mtg. Assoc. 5.00% due 02/01/18	2,629,976	2,569,237
Federal National Mtg. Assoc. 5.00% due 05/01/18	308,224	301,106
Federal National Mtg. Assoc. 5.00% due 06/01/18	29,097,292	28,425,289
Federal National Mtg. Assoc. 5.00% due 06/01/18	336,916	329,638
Federal National Mtg. Assoc. 5.00% due 09/01/18	74,426	72,762
Federal National Mtg. Assoc. 5.00% due 09/01/18	549,229	536,544
Federal National Mtg. Assoc. 5.00% due 10/01/18	3,327,000	3,250,162
Federal National Mtg. Assoc. 5.00% due 11/01/18	2,355,203	2,300,809
Federal National Mtg. Assoc. 5.00% due 12/01/18	9,377,203	9,160,638
Federal National Mtg. Assoc. 5.00% due 01/01/19	4,160,574	4,064,485
Federal National Mtg. Assoc. 5.00% due 01/01/19	19,131	18,703
Federal National Mtg. Assoc. 5.00% due 02/01/19	2,839,933	2,774,345
Federal National Mtg. Assoc. 5.00% due 02/01/19	4,210,697	4,108,801
Federal National Mtg. Assoc. 5.00% due 03/01/19	694,501	678,462
Federal National Mtg. Assoc. 5.00% due 03/01/19	8,839,667	8,625,758
Federal National Mtg. Assoc. 5.00% due 04/01/19	1,441,288	1,408,001
Federal National Mtg. Assoc. 5.00% due 04/01/19	7,226,172	7,051,307
Federal National Mtg. Assoc. 5.00% due 05/01/19	6,305,338	6,152,756
Federal National Mtg. Assoc. 5.00% due 05/01/19	347,311	339,290
Federal National Mtg. Assoc. 5.00% due 06/01/19	7,620,683	7,436,271
Federal National Mtg. Assoc. 5.00% due 09/01/19	939,167	916,440
Federal National Mtg. Assoc. 5.00% due 10/01/19	2,226,869	2,172,981
Federal National Mtg. Assoc. 5.00% due 11/01/19	2,465,881	2,406,210
Federal National Mtg. Assoc. 5.00% due 12/01/19	3,535,604	3,450,046
Federal National Mtg. Assoc. 5.00% due 06/01/33	117,628	112,300
Federal National Mtg. Assoc. 5.00% due 07/01/33	2,800,276	2,673,440
Federal National Mtg. Assoc. 5.00% due 11/01/33	812,648	775,840
Federal National Mtg. Assoc. 5.00% due 03/01/34	6,237,009	5,954,510
Federal National Mtg. Assoc. 5.00% due 05/01/34	1,712,144	1,632,885
Federal National Mtg. Assoc. 5.00% due 06/01/34	917,125	874,669
Federal National Mtg. Assoc. 5.00% due 09/01/34	3,891,648	3,711,496
Federal National Mtg. Assoc. 5.00% due 07/01/35	9,858,317	9,387,571
Federal National Mtg. Assoc. 5.00% due 08/01/35	8,164,970	7,775,083
Federal National Mtg. Assoc. 5.00% due 09/01/35	5,451,427	5,191,114
Federal National Mtg. Assoc. 5.00% due 10/01/35	858,162	817,184
Federal National Mtg. Assoc. 5.00% due 11/01/35	20,745,557	19,754,933
Federal National Mtg. Assoc. 5.50% due 08/01/35	7,681,671	7,500,401
Federal National Mtg. Assoc. 5.50% due 10/01/35	1,912,173	1,867,050
Federal National Mtg. Assoc. 5.50% due 11/01/35	3,951,017	3,857,783
Federal National Mtg. Assoc. 5.50% due 12/01/35	265,635	259,366
Federal National Mtg. Assoc. 6.00% due 06/01/33	339,063	339,245
Federal National Mtg. Assoc. 6.00% due 08/01/34	362,122	362,275
Federal National Mtg. Assoc. 6.00% due 09/01/34	3,138,306	3,139,627
Federal National Mtg. Assoc. 6.00% due 10/01/34	2,844,076	2,845,273
Federal National Mtg. Assoc. 6.00% due 12/01/34	611,430	611,688
Federal National Mtg. Assoc. 6.00% due 01/01/35	357,593	357,719
Federal National Mtg. Assoc. 6.00% due 01/01/35	49,031	49,051
Federal National Mtg. Assoc. 6.00% due 02/01/35	302,824	302,931
Federal National Mtg. Assoc. 6.00% due 04/01/35	6,439,605	6,442,316
Federal National Mtg. Assoc. 6.00% due 04/01/35	112,935	112,975
Federal National Mtg. Assoc. 6.00% due 06/01/35	139,483	139,533
Federal National Mtg. Assoc. 6.00% due 06/01/35	351,692	351,840
Federal National Mtg. Assoc. 6.00% due 09/01/35	4,048,785	4,050,221
Federal National Mtg. Assoc. 6.00% due 10/01/35	1,090,438	1,090,825
Federal National Mtg. Assoc. 6.00% due 11/01/35	1,191,942	1,192,363
Federal National Mtg. Assoc. 6.00% due 12/01/35	1,003,803	1,004,159
Federal National Mtg. Assoc. 6.00% due 01/01/36	1,032,234	1,032,234
Federal National Mtg. Assoc. 6.50% due April TBA	15,390,000	15,697,800
Government National Mtg. Assoc. 5.00% due 07/15/33	11,132,964	10,799,747
Government National Mtg. Assoc. 5.00% due 10/15/33	787,341	763,775
Government National Mtg. Assoc. 5.00% due 11/15/33	752,065	729,554
Government National Mtg. Assoc. 5.00% due 12/15/33	229,835	222,956
Government National Mtg. Assoc. 5.00% due 01/15/34	1,386,699	1,344,685
Government National Mtg. Assoc. 5.00% due 02/15/34	728,201	706,139
Government National Mtg. Assoc. 5.00% due 03/15/34	706,823	685,408
Government National Mtg. Assoc. 5.00% due 05/15/34	44,168	42,830
Government National Mtg. Assoc. 5.00% due 03/15/35	312,840	303,138
Government National Mtg. Assoc. 5.00% due 09/15/35	621,126	601,864
Government National Mtg. Assoc. 5.00% due 10/15/35	587,667	569,443
Government National Mtg. Assoc. 5.00% due 12/15/35	80,602	78,103
Government National Mtg. Assoc. 5.50% due 10/15/32	288,119	285,522
Government National Mtg. Assoc. 5.50% due 11/15/32	493,420	488,971
Government National Mtg. Assoc. 5.50% due 12/15/32	600,785	595,370
Government National Mtg. Assoc. 5.50% due 01/15/33	9,538,332	9,451,328
Government National Mtg. Assoc. 5.50% due 02/15/33	13,324,620	13,203,078
Government National Mtg. Assoc. 5.50% due 03/15/33	9,323,330	9,238,286
Government National Mtg. Assoc. 5.50% due 05/15/33	1,405,012	1,392,197
Government National Mtg. Assoc. 5.50% due 06/15/33	930,957	922,466
Government National Mtg. Assoc. 5.50% due 07/15/33	124,457	123,322
Government National Mtg. Assoc. 5.50% due 08/15/33	617,165	611,535
Government National Mtg. Assoc. 5.50% due 09/15/33	1,917,197	1,899,709
Government National Mtg. Assoc. 5.50% due 10/15/33	181,663	180,006
Government National Mtg. Assoc. 5.50% due 11/15/33	1,794,776	1,778,405
Government National Mtg. Assoc. 5.50% due 01/15/34	1,471,798	1,458,370
Government National Mtg. Assoc. 5.50% due 02/15/34	1,174,168	1,163,456
Government National Mtg. Assoc. 5.50% due 03/15/34	7,625,836	7,556,261
Government National Mtg. Assoc. 5.50% due 04/15/34	346,676	343,514
Government National Mtg. Assoc. 5.50% due 05/15/34	462,716	458,493
Government National Mtg. Assoc. 5.50% due 06/15/34	1,087,815	1,077,890
Government National Mtg. Assoc. 5.50% due 07/15/34	412,345	408,583
Government National Mtg. Assoc. 5.50% due 08/15/34	139,474	138,201
Government National Mtg. Assoc. 5.50% due 09/15/34	6,634,284	6,573,756
Government National Mtg. Assoc. 5.50% due 10/15/34	5,017,133	4,971,359
Government National Mtg. Assoc. 6.00% due 03/15/28	75,071	76,084
Government National Mtg. Assoc. 6.00% due 06/15/28	27,592	27,965
Government National Mtg. Assoc. 6.00% due 08/15/28	117,197	118,779
Government National Mtg. Assoc. 6.00% due 09/15/28	92,575	93,825
Government National Mtg. Assoc. 6.00% due 10/15/28	106,720	108,161
Government National Mtg. Assoc. 6.00% due 11/15/28	28,111	28,490
Government National Mtg. Assoc. 6.00% due 12/15/28	107,273	108,722
Government National Mtg. Assoc. 6.00% due 12/15/28	367,762	372,714
Government National Mtg. Assoc. 6.00% due 03/15/29	7,150	7,244
Government National Mtg. Assoc. 6.00% due 04/15/29	17,907	18,142
Government National Mtg. Assoc. 6.00% due 07/15/31	6,829	6,915
Government National Mtg. Assoc. 6.00% due 01/15/32	92,147	93,308
Government National Mtg. Assoc. 6.00% due 02/15/32	2,987	3,024
Government National Mtg. Assoc. 6.00% due 07/15/32	35,685	36,134
Government National Mtg. Assoc. 6.00% due 09/15/32	52,581	53,243
Government National Mtg. Assoc. 6.00% due 10/15/32	57,906	58,635
Government National Mtg. Assoc. 6.00% due 10/15/32	1,819,788	1,842,699
Government National Mtg. Assoc. 6.00% due 11/15/32	109,990	111,374
Government National Mtg. Assoc. 6.00% due 01/15/33	17,203	17,417
Government National Mtg. Assoc. 6.00% due 02/15/33	219,092	221,816
Government National Mtg. Assoc. 6.00% due 03/15/33	309,096	312,940
Government National Mtg. Assoc. 6.00% due 04/15/33	338,696	342,907
Government National Mtg. Assoc. 6.00% due 05/15/33	221,205	223,955
Government National Mtg. Assoc. 6.00% due 12/15/33	239,704	242,703
Government National Mtg. Assoc. 6.00% due 08/15/34	47,437	48,001
Government National Mtg. Assoc. 6.00% due 09/15/34	909,440	920,256
Government National Mtg. Assoc. 6.00% due 10/15/34	470,948	476,549
Government National Mtg. Assoc. 6.50% due 07/15/09	7,416	7,522
Government National Mtg. Assoc. 6.50% due 04/15/11	2,314	2,370
Government National Mtg. Assoc. 6.50% due 01/15/12	28,843	29,559
Government National Mtg. Assoc. 6.50% due 02/15/12	8,884	9,105
Government National Mtg. Assoc. 6.50% due 10/15/12	22,922	23,491
Government National Mtg. Assoc. 6.50% due 11/15/12	55,212	56,583
Government National Mtg. Assoc. 6.50% due 01/15/13	14,513	14,890
Government National Mtg. Assoc. 6.50% due 05/15/13	39,459	40,484
Government National Mtg. Assoc. 6.50% due 01/15/14	162,734	166,964
Government National Mtg. Assoc. 6.50% due 02/15/14	8,404	8,622
Government National Mtg. Assoc. 6.50% due 03/15/14	211,488	216,985
Government National Mtg. Assoc. 6.50% due 04/15/14	192,903	197,917
Government National Mtg. Assoc. 6.50% due 05/15/14	325,496	333,956
Government National Mtg. Assoc. 6.50% due 06/15/14	9,192	9,431
Government National Mtg. Assoc. 6.50% due 07/15/14	9,835	10,091
Government National Mtg. Assoc. 6.50% due 08/15/14	320,302	328,628
Government National Mtg. Assoc. 6.50% due 10/15/14	535	548
Government National Mtg. Assoc. 6.50% due 05/15/23	10,908	11,283
Government National Mtg. Assoc. 6.50% due 06/15/23	17,891	18,506
Government National Mtg. Assoc. 6.50% due 07/15/23	70,889	73,323
Government National Mtg. Assoc. 6.50% due 08/15/23	26,218	27,118
Government National Mtg. Assoc. 6.50% due 10/15/23	5,359	5,543
Government National Mtg. Assoc. 6.50% due 10/15/23	121,086	125,243
Government National Mtg. Assoc. 6.50% due 11/15/23	183,635	189,941
Government National Mtg. Assoc. 6.50% due 12/15/23	255,168	263,928
Government National Mtg. Assoc. 6.50% due 12/15/23	1,323	1,368

Government National Mtg. Assoc. 6.50% due 12/15/23	38,614	39,940
Government National Mtg. Assoc. 6.50% due 03/15/26	98,820	102,384
Government National Mtg. Assoc. 6.50% due 02/15/27	14,534	15,056
Government National Mtg. Assoc. 6.50% due 12/15/27	14,565	15,112
Government National Mtg. Assoc. 6.50% due 01/15/28	146,059	151,607
Government National Mtg. Assoc. 6.50% due 01/15/28	1,047	1,087
Government National Mtg. Assoc. 6.50% due 02/15/28	113,660	117,973
Government National Mtg. Assoc. 6.50% due 03/15/28	211,456	219,483
Government National Mtg. Assoc. 6.50% due 03/15/28	70,024	72,657
Government National Mtg. Assoc. 6.50% due 04/15/28	211,284	219,306
Government National Mtg. Assoc. 6.50% due 05/15/28	390,787	405,624
Government National Mtg. Assoc. 6.50% due 06/15/28	488,427	506,971
Government National Mtg. Assoc. 6.50% due 06/15/28	3,562	3,696
Government National Mtg. Assoc. 6.50% due 07/15/28	525,151	545,087
Government National Mtg. Assoc. 6.50% due 08/15/28	531,144	551,311
Government National Mtg. Assoc. 6.50% due 09/15/28	738,285	766,315
Government National Mtg. Assoc. 6.50% due 09/15/28	3,641	3,774
Government National Mtg. Assoc. 6.50% due 10/15/28	1,224,160	1,270,639
Government National Mtg. Assoc. 6.50% due 11/15/28	286,678	297,561
Government National Mtg. Assoc. 6.50% due 11/15/28	1,188	1,233
Government National Mtg. Assoc. 6.50% due 11/15/28	38,792	40,260
Government National Mtg. Assoc. 6.50% due 11/15/28	68,981	71,580
Government National Mtg. Assoc. 6.50% due 12/15/28	399,509	414,677
Government National Mtg. Assoc. 6.50% due 12/15/28	53,995	56,041
Government National Mtg. Assoc. 6.50% due 01/15/29	17,930	18,618
Government National Mtg. Assoc. 6.50% due 02/15/29	85,459	88,738
Government National Mtg. Assoc. 6.50% due 02/15/29	19,464	20,182
Government National Mtg. Assoc. 6.50% due 03/15/29	94,818	98,456
Government National Mtg. Assoc. 6.50% due 04/15/29	101,105	104,983
Government National Mtg. Assoc. 6.50% due 05/15/29	483,890	502,456
Government National Mtg. Assoc. 6.50% due 06/15/29	143,597	149,107
Government National Mtg. Assoc. 6.50% due 01/15/31	17,436	18,082
Government National Mtg. Assoc. 6.50% due 03/15/31	28,679	29,742
Government National Mtg. Assoc. 6.50% due 04/15/31	180,379	187,067
Government National Mtg. Assoc. 6.50% due 04/15/31	12,005	12,455
Government National Mtg. Assoc. 6.50% due 05/15/31	583,822	605,466
Government National Mtg. Assoc. 6.50% due 05/15/31	40,447	41,966
Government National Mtg. Assoc. 6.50% due 06/15/31	487,778	505,863
Government National Mtg. Assoc. 6.50% due 07/15/31	736,296	763,594
Government National Mtg. Assoc. 6.50% due 08/15/31	357,586	370,843
Government National Mtg. Assoc. 6.50% due 09/15/31	449,718	466,392
Government National Mtg. Assoc. 6.50% due 10/15/31	502,784	521,424
Government National Mtg. Assoc. 6.50% due 10/15/31	119,024	123,504
Government National Mtg. Assoc. 6.50% due 11/15/31	154,372	160,095
Government National Mtg. Assoc. 6.50% due 12/15/31	40,351	41,847
Government National Mtg. Assoc. 6.50% due 01/15/32	940,934	975,710
Government National Mtg. Assoc. 6.50% due 02/15/32	260,758	270,397
Government National Mtg. Assoc. 6.50% due 02/15/32	1,932	2,004
Government National Mtg. Assoc. 6.50% due 03/15/32	8,520	8,835
Government National Mtg. Assoc. 6.50% due 04/15/32	199,730	207,112
Government National Mtg. Assoc. 6.50% due 05/15/32	718,957	745,530
Government National Mtg. Assoc. 7.00% due 03/15/09	4,646	4,753
Government National Mtg. Assoc. 7.00% due 06/15/09	7,222	7,389
Government National Mtg. Assoc. 7.00% due 09/15/10	7,766	7,987
Government National Mtg. Assoc. 7.00% due 01/15/11	30,717	31,731
Government National Mtg. Assoc. 7.00% due 03/15/11	56,352	58,213
Government National Mtg. Assoc. 7.00% due 04/15/11	28,415	29,354
Government National Mtg. Assoc. 7.00% due 05/15/11	50,871	52,551
Government National Mtg. Assoc. 7.00% due 07/15/11	80,151	82,798
Government National Mtg. Assoc. 7.00% due 08/15/11	15,490	16,002
Government National Mtg. Assoc. 7.00% due 09/15/11	101,603	104,958
Government National Mtg. Assoc. 7.00% due 11/15/11	25,128	25,958
Government National Mtg. Assoc. 7.00% due 12/15/11	107,037	110,573
Government National Mtg. Assoc. 7.00% due 01/15/12	194,683	201,376
Government National Mtg. Assoc. 7.00% due 12/15/12	34,430	35,613
Government National Mtg. Assoc. 7.00% due 12/15/23	55,170	57,488
Government National Mtg. Assoc. 7.00% due 12/15/27	6,092	6,360
Government National Mtg. Assoc. 7.00% due 01/15/28	51,564	53,769
Government National Mtg. Assoc. 7.00% due 02/15/28	121,309	126,498
Government National Mtg. Assoc. 7.00% due 04/15/28	56,423	58,837
Government National Mtg. Assoc. 7.00% due 05/15/28	86,320	90,012
Government National Mtg. Assoc. 7.00% due 06/15/28	81,310	84,789
Government National Mtg. Assoc. 7.00% due 07/15/28	28,183	29,388
Government National Mtg. Assoc. 7.00% due 08/15/28	118,297	123,358
Government National Mtg. Assoc. 7.00% due 04/15/29	8,803	9,182
Government National Mtg. Assoc. 7.00% due 05/15/29	49,294	51,418
Government National Mtg. Assoc. 7.00% due 10/15/29	50,880	53,072
Government National Mtg. Assoc. 7.00% due 03/15/32	139,804	145,791
Government National Mtg. Assoc. 7.00% due 04/15/32	45,905	47,871
Government National Mtg. Assoc. 7.00% due 01/15/33	203,151	211,803
Government National Mtg. Assoc. 7.00% due 05/15/33	539,529	562,507
Government National Mtg. Assoc. 7.00% due 07/15/33	372,036	387,881
Government National Mtg. Assoc. Pass - Through 7.50% due 09/16/35(2)	1,462,090	1,531,083
Government National Mtg. Assoc. Pass - Through 7.50% due 09/16/35(2)	2,326,350	2,418,679
Government National Mtg. Assoc. 8.00% due 09/15/29	14,991	16,049
Government National Mtg. Assoc. 8.00% due 10/15/29	3,326	3,561
Government National Mtg. Assoc. 8.00% due 11/15/29	10,536	11,280
Government National Mtg. Assoc. 8.00% due 12/15/29	60,293	64,549
Government National Mtg. Assoc. 8.00% due 01/15/30	71,114	76,047
Government National Mtg. Assoc. 8.00% due 03/15/30	1,100	1,177
Government National Mtg. Assoc. 8.00% due 04/15/30	188,485	201,560
Government National Mtg. Assoc. 8.00% due 05/15/30	29,197	31,223
Government National Mtg. Assoc. 8.00% due 06/15/30	48,380	51,736
Government National Mtg. Assoc. 8.00% due 06/15/30	491	525
Government National Mtg. Assoc. 8.00% due 07/15/30	23,926	25,585
Government National Mtg. Assoc. 8.00% due 08/15/30	38,196	40,846
Government National Mtg. Assoc. 8.00% due 09/15/30	37,768	40,388
Government National Mtg. Assoc. 8.00% due 10/15/30	6,358	6,799
Government National Mtg. Assoc. 8.00% due 11/15/30	19,554	20,911
Government National Mtg. Assoc. 8.00% due 12/15/30	11,002	11,766
Government National Mtg. Assoc. 8.00% due 02/15/31	133,846	143,182
Government National Mtg. Assoc. 8.00% due 03/15/31	69,425	74,268
Government National Mtg. Assoc. 10.00% due 01/20/14	3,561	3,878
Government National Mtg. Assoc. 10.00% due 03/20/14	6,685	7,280
Government National Mtg. Assoc. 10.00% due 06/20/14	2,502	2,725
Government National Mtg. Assoc. 10.00% due 07/20/14	6,566	7,150
Government National Mtg. Assoc. 10.00% due 04/20/16	37,382	40,959
Government National Mtg. Assoc. 10.00% due 05/20/16	16,291	17,850
Government National Mtg. Assoc. 10.00% due 08/20/16	3,946	4,324
Government National Mtg. Assoc. 10.00% due 01/20/17	11,473	12,568
Government National Mtg. Assoc. 10.00% due 02/20/17	21,730	23,804
Government National Mtg. Assoc. 10.00% due 03/20/17	14,152	15,480
Government National Mtg. Assoc. 12.00% due 01/20/16	583	640
Government National Mtg. Assoc. 12.75% due 07/15/14	34,435	37,971
Government National Mtg. Assoc. 13.50% due 09/20/14	2,235	2,495
Tennessee Valley Authority 4.38% due 06/15/15	18,800,000	17,660,776

		423,460,939

U.S. GOVERNMENT OBLIGATIONS — 18.1%
United States Treasury Bonds 4.50% due 02/15/36	10,075,000	9,453,181
United States Treasury Bonds 6.25% due 08/15/23	51,125,000	57,982,959
United States Treasury Notes 2.25% due 02/15/07(5)	72,050,000	70,451,354
United States Treasury Notes 3.50% due 02/15/10	17,375,000	16,563,257
United States Treasury Notes 3.50% due 11/15/06	5,250,000	5,205,701
United States Treasury Notes 3.88% due 07/15/10	8,650,000	8,329,277

		167,985,729

UTILITIES — 0.3%
BellSouth Corp. 6.55% due 06/15/34	3,000,000	2,995,026

TOTAL BONDS & NOTES (cost $772,593,375)		759,399,589

Foreign Bonds & Notes — 2.0%

CONSUMER STAPLES — 0.5%
Coca-Cola HBC Finance BV 5.13% due 09/17/13	5,000,000	4,840,430

FINANCE — 0.4%
Axa 8.60% due 12/15/30	3,000,000	3,834,576

INDUSTRIAL & COMMERCIAL — 0.4%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	3,426,761	3,469,972

UTILITIES — 0.7%
Hydro-Quebec, Series HY 8.40% due 01/15/22	5,000,000	6,445,965

TOTAL FOREIGN BONDS & NOTES (cost $16,697,982)		18,590,943

TOTAL INVESTMENT SECURITIES (cost $932,340,344)		918,374,019

Repurchase Agreement — 3.8%

REPURCHASE AGREEMENT — 3.8%
UBS Securities, LLC Joint Repurchase Agreement
(cost $34,950,000)(4)	34,950,000	34,950,000

TOTAL INVESTMENTS — (cost $967,290,344)	102.7%	953,324,019
Liabilities in excess of other assets—	(2.7)	(24,724,384)

NET ASSETS—	100.0%	$928,599,635

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2006, the aggregate value of these securities was $9,173,752 representing 1.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis

(1)	Commercial Mortgage-Backed Security

(2)	Collateralized Mortgage Obligation

(3)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2006.

(4)	See Note 2 for details of Joint Repurchase Agreement

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)	Variable rate security — the rate reflected is as of March 31, 2006; maturity date reflects stated maturity date.

TBA
— Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Pass	Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	March 31 2006	(Depreciation)

458 Short	US Treasury 10 Yr Note	June 2006	$49,070,516	$48,726,909	$343,607

See Notes to Financial Statements.

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Investment Portfolio — March 31, 2006
(unaudited)

Common Stock — 65.2%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 3.8%
Apparel & Textiles — 0.3%
Columbia Sportswear Co.†	2,300	$122,659
Jones Apparel Group, Inc.	7,300	258,201
NIKE, Inc., Class B	9,200	782,920
Rocky Shoes & Boots, Inc.	6,100	161,040

Automotive — 0.8%
Accuride Corp.	11,000	126,500
Copart, Inc.	4,000	109,800
Magna International, Inc., Class A	7,600	575,244
PACCAR, Inc.	34,025	2,398,082
Toyota Motor Corp. Sponsored ADR	2,900	315,810

Housing & Household Durables — 0.2%
D.R. Horton, Inc.	8,333	276,822
KB Home Corp.	2,000	129,960
Monaco Coach Corp.	14,600	195,640
Simpson Manufacturing Co., Inc.	8,000	346,400

Retail — 2.5%
Blockbuster, Inc., Class A	16,300	64,711
Blue Nile, Inc.†	2,500	87,975
Childrens Place Retail Stores, Inc.	1,800	104,220
Costco Wholesale Corp.	39,000	2,112,240
CVS Corp.	7,200	215,064
Gap, Inc.	14,700	274,596
Kohl’s Corp.†	44,000	2,332,440
Movie Gallery, Inc.	44,400	134,088
Nordstrom, Inc.	37,100	1,453,578
Restoration Hardware, Inc.†	500	2,845
Tiffany & Co.	43,200	1,621,728
Wal-Mart Stores, Inc.	54,000	2,550,960

		16,753,523

CONSUMER STAPLES — 4.4%
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.	4,500	318,870
Anheuser-Busch Cos, Inc.	12,800	547,456
Cadbury Schweppes, PLC Sponsored ADR	1,300	52,000
Coca-Cola Enterprises, Inc.	5,600	113,904
Connors Bros. Income Fund(1)	21,300	176,185
Dean Foods Co.†	2,600	100,958
Diageo PLC Sponsored ADR	7,300	463,039
Fresh Del Monte Produce, Inc.	7,900	167,085
Hershey Foods Corp.	47,600	2,486,148
Kraft Foods, Inc., Class A	6,600	200,046
Kroger Co.†	61,900	1,260,284
PepsiCo, Inc.	68,200	3,941,278
The J.M. Smucker Co.	3,000	119,100

Household & Personal Products — 2.1%
Aaron Rents, Inc.	8,600	233,662
Alberto-Culver Co.	4,300	190,189
Central Garden & Pet Co.†	3,100	164,734
Clorox Co.	9,700	580,545
Colgate Palmolive Co.	12,100	690,910
Estee Lauder Cos., Inc., Class A	29,600	1,100,824

HNI Corp.	10,400	613,600
Jarden Corp.†	5,100	167,535
Kimberly-Clark Corp.	27,400	1,583,720
Lenox Group, Inc.	16,300	213,530
Procter & Gamble Co.	65,600	3,779,872

Oil & Gas — 0.0%
B&G Foods, Inc.	9,200	132,664

		19,398,138

ENERGY — 7.0%
Energy Services — 4.5%
Baker Hughes, Inc.	12,100	827,640
Enbridge, Inc.	1,700	49,079
ENSCO International, Inc.	42,000	2,160,900
Enterprise Products Partners LP	3,100	76,539
FPL Group, Inc.	54,000	2,167,560
GlobalSantaFe Corp.	77,300	4,695,975
Kinder Morgan Energy Partners, LP	2,000	96,360
Nabors Industries, Ltd.†	30,100	2,154,558
Pinnacle West Capital Corp.	42,600	1,665,660
Schlumberger, Ltd.	35,400	4,480,578
Sempra Energy	1,400	65,044
Tesoro Petroleum Corp.†	3,300	225,522
Tidewater, Inc.	9,400	519,162
Valero Energy Corp.	7,864	470,110

Energy Sources — 2.5%
Apache Corp.	4,400	288,244
Berry Petroleum Co., Class A	1,900	130,055
BP PLC Sponsored ADR	27,000	1,861,380
Chevron Corp.	17,992	1,042,996
Cimarex Energy Co.†	12,900	558,054
Comstock Resources, Inc.†	5,100	151,419
ConocoPhillips	7,380	466,047
Encore Aquisition Co.†	3,800	117,800
Enerplus Resources Fund	3,300	142,300
Exxon Mobil Corp.	43,500	2,647,410
Harvest Energy Trust (1)	8,400	274,091
Headwaters, Inc.†	2,900	115,391
Marathon Oil Corp.	13,500	1,028,295
National Oilwell Varco, Inc.	16,000	1,025,920
Noble Energy, Inc.	12,200	535,824
Occidental Petroleum Corp.	4,500	416,925
St. Mary Land & Exploration Co.	3,100	126,573
Tri-Union Development Corp.†*(2)(3)	295	3
Vermilion Energy Trust(1)	7,700	192,748
Zargon Energy Trust (1)	2,600	66,790

		30,842,952

FINANCE — 11.0%
Banks — 3.8%
Bank of America Corp.	100,598	4,581,233
Banner Corp.	5,030	171,020
Capital Corp. of the West	4,540	166,709
Center Financial Corp.	1,400	33,922
City National Corp.	3,500	268,765
Dime Community Bancorp, Inc.	8,900	127,893
East-West Bancorp, Inc.	8,769	338,045
Greater Bay Bancorp	6,200	171,988
North Fork Bancorp., Inc.	22,304	643,024
Oriental Financial Group, Inc.	13,360	193,052
Pacific Capital Bancorp	1,966	66,529
Suntrust Banks, Inc.	1,800	130,968

TCF Financial Corp.	50,100	1,290,075
TrustCo Bank Corp. NY	9,200	111,964
U.S. Bancorp	27,700	844,850
UCBH Holdings, Inc.	4,400	83,248
UnionBanCal Corp.	400	28,064
USB Holding Co., Inc.	5,537	127,019
Wachovia Corp.	43,800	2,454,990
Washington Federal, Inc.	45,359	1,097,688
Wells Fargo & Co.	62,665	4,002,414

Financial Services — 3.7%
A.G. Edwards, Inc.	9,900	493,614
Allied Capital Corp.	12,200	373,320
Capital One Financial Corp.	3,000	241,560
Charles Schwab Corp.	26,700	459,507
Citigroup, Inc.	84,300	3,981,489
Countrywide Financial Corp.	14,100	517,470
Fifth Third Bancorp	7,900	310,944
Franklin Resources, Inc.	10,400	980,096
Freddie Mac	38,300	2,336,300
ING Groep N.V. Sponsored ADR	7,000	275,800
J.P. Morgan Chase & Co.	92,300	3,843,372
Lincoln National Corp.	2,500	136,475
Mellon Financial Corp.	9,000	320,400
Morgan Stanley	8,700	546,534
Piper Jaffray Cos., Inc.†	800	44,000
PNC Financial Services Group, Inc.	3,400	228,854
Prudential Financial, Inc.	2,000	151,620
T. Rowe Price Group, Inc.	5,300	414,513
The Goldman Sachs Group, Inc.	4,300	674,928
United PanAm Financial Corp.†	1,300	40,170

Insurance — 3.5%
ACE, Ltd.	53,400	2,777,334
AFLAC, Inc.	13,100	591,203
Allstate Corp.	93,000	4,846,230
Ambac Financial Group, Inc.	4,900	390,040
Fidelity National Financial, Inc.	53,500	1,900,855
Fidelity National Title Group, Inc., Class A	6,515	148,346
Hartford Financial Services Group, Inc.	3,000	241,650
HCC Insurance Holdings, Inc.	30,650	1,066,620
Loews Corp.	2,700	273,240
Marsh & McLennan Cos., Inc.	11,200	328,832
Max Re Capital Ltd.	10,300	245,140
MetLife, Inc.	5,400	261,198
MGIC Investment Corp.	6,501	433,162
Navigators Group, Inc.†	4,100	203,360
PMI Group, Inc.	5,735	263,351
SAFECO Corp.	1,500	75,315
Safety Insurance Group, Inc.	3,500	159,810
StanCorp Financial Group, Inc.	10,000	541,100
State Auto Financial Corp.	4,300	144,953
Stewart Information Services Corp.	3,100	145,948
United Fire & Casualty Co.	5,000	164,500

		48,506,613

HEALTHCARE — 9.5%
Drugs — 4.3%
Abbott Laboratories	10,350	439,565
Allergan, Inc.	4,568	495,628
AmerisourceBergen Corp.	4,000	193,080
Amgen, Inc.†	6,800	494,700
Amylin Pharmaceuticals, Inc.†	2,000	97,900
AstraZeneca PLC Sponsored ADR	4,500	226,035
Bradley Pharmaceuticals, Inc.†	17,500	260,225

Bristol-Myers Squibb Co.	44,000	1,082,840
Cardinal Health, Inc.	50,500	3,763,260
CV Therapeutics, Inc.	4,800	105,984
Dendreon Corp.†	7,700	36,267
Eden Bioscience Corp.†	8,100	7,290
Eli Lilly & Co.	4,900	270,970
Express Scripts, Inc.†	11,400	1,002,060
Gene Logic, Inc.†	19,600	89,964
GlaxoSmithKline PLC Sponsored ADR	4,800	251,088
ICOS Corp.†	4,700	103,635
Lannett Co., Inc.†	9,800	73,794
Mylan Laboratories, Inc.	49,000	1,146,600
Pfizer, Inc.	112,300	2,798,516
Roche Holding AG Ltd. Sponsored ADR	4,300	319,490
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	103,600	4,266,248
Watson Pharmaceuticals, Inc.†	5,800	166,692
Wyeth	25,200	1,222,704

Health Services — 2.1%
Amn Healthcare Services, Inc.	3,500	65,520
Caremark Rx, Inc.†	3,100	152,458
Covance, Inc.†	25,700	1,509,875
Davita, Inc.	3,800	228,798
Health Net, Inc.†	1,400	71,148
IMS Health, Inc.	48,801	1,257,602
Kindred Healthcare, Inc.†	8,100	203,715
LifePoint Hospitals, Inc.	2,100	65,310
Molina Healthcare, Inc.	3,300	110,451
Neurocrine Biosciences, Inc.†	2,000	129,080
Omnicare, Inc.	38,600	2,122,614
ResMed, Inc.†	5,300	233,094
Universal Health Services, Inc., Class B	11,900	604,401
VCA Antech, Inc.†	5,813	165,554
Weight Watchers International, Inc.†	19,100	981,740
Wellpoint, Inc.†	17,000	1,316,310

Medical Products — 3.1%
Affymetrix, Inc.†	1,300	42,809
Applied Biosystems Group — Applera Corp.	3,900	105,846
Baxter International, Inc.	49,600	1,924,976
Becton Dickinson & Co.	21,700	1,336,286
C.R. Bard, Inc.	400	27,124
Cooper Cos., Inc.	200	10,806
Edwards Lifesciences Corp.†	11,300	491,550
Genentech, Inc.†	4,500	380,295
Johnson & Johnson	74,900	4,435,578
Martek Biosciences Corp.	1,700	55,811
McKesson Corp.	2,600	135,538
Medtronic, Inc.	69,300	3,516,975
Mentor Corp.	700	31,717
OraSure Technologies, Inc.†	16,500	169,950
SonoSite, Inc.†	12,400	503,936
Stryker Corp.	900	39,906
Sybron Dental Specialties, Inc.	1,900	78,356
Varian Medical Systems, Inc.†	7,400	415,584
Zimmer Holdings, Inc.†	1,800	121,680

		41,956,928

INDUSTRIAL & COMMERCIAL — 8.7%
Aerospace & Military Technology — 1.6%
Boeing Co.	49,400	3,849,742
DRS Technologies, Inc.†	3,400	186,558
General Dynamics Corp.	2,400	153,552
Lockheed Martin Corp.	27,000	2,028,510
Northrop Grumman Corp.	11,900	812,651

Business Services — 1.9%
Acxiom Corp.	12,600	325,584
Allied Waste Industries, Inc.	20,300	248,472
Automatic Data Processing, Inc.	11,700	534,456
Building Materials Holding Corp.	3,400	121,176
Convergys Corp.†	3,900	71,019
Fair Issac Corp.	6,850	271,397
First Data Corp.	92,100	4,312,122
Getty Images, Inc.†	5,000	374,400
Griffon Corp.†	5,500	136,620
Jacobs Engineering Group, Inc.†	5,900	511,766
Republic Services, Inc.	11,900	505,869
Robert Half International, Inc.	7,100	274,131
Waste Connections, Inc.†	200	7,962
Waste Management, Inc.	26,900	949,570

Electrical Equipment — 0.4%
Rockwell Automation, Inc.	23,500	1,689,885

Machinery — 1.0%
CARBO Ceramics, Inc.	1,300	73,983
Cascade Corp.	3,500	184,975
Caterpillar, Inc.	34,000	2,441,540
Federal Signal Corp.	14,900	275,650
Intermec, Inc.	1,400	42,714
Lincoln Electric Holdings, Inc.	11,600	626,284
New Flyer Industries, Inc.	37,700	290,534
Teleflex, Inc.	5,500	393,965

Multi-Industry — 2.9%
3M Co.	9,700	734,193
Archer- Daniels- Midland Co.	500	16,825
Avery Dennison Corp.	700	40,936
Dionex Corp.†	5,500	338,140
Dover Corp.	9,800	475,888
General Electric Co.	115,000	3,999,700
Honeywell International, Inc.	89,100	3,810,807
ITT Industries, Inc.	9,500	534,090
Tyco International, Ltd.	114,100	3,067,008

Transportation — 0.9%
A/S Dampskibsselskabet Torm ADR	3,800	176,624
Arctic Glacier Income Fund	15,000	142,313
Expeditors International of Washington, Inc.	7,600	656,564
Granite Construction, Inc.	1,340	65,231
Greenbrier Cos., Inc.	7,700	308,385
Johnson Controls, Inc.	8,000	607,440
OMI Corp.	6,200	111,724
Sysco Corp.	16,000	512,800
Tenneco Automotive, Inc.	5,200	112,788
Union Pacific Corp.	6,200	578,770
United Parcel Service, Inc., Class B	7,100	563,598

		38,548,911

INFORMATION & ENTERTAINMENT — 3.4%
Broadcasting & Media — 1.0%
CBS Corp. Class A	10,850	261,485
CBS Corp., Class B	26,000	623,480
Comcast Corp., Class A†	46,014	1,203,726
McClatchy Co., Class A	3,400	166,090
Univision Communications, Inc., Class A†	13,200	455,004
Viacom, Inc., Class A	10,850	420,546
Viacom, Inc., Class B	19,000	737,200
Walt Disney Co.	11,100	309,579

Entertainment Products — 0.2%
Knight-Ridder, Inc.	2,300	145,383
Mattel, Inc.	26,800	485,884
RC2 Corp.†	3,900	155,259
Readers Digest Association, Inc.	7,300	107,675

Leisure & Tourism — 2.2%
Alaska Air Group, Inc.†	20,800	737,360
Ambassadors Group, Inc.	2,200	55,880
AMR Corp.†	58,600	1,585,130
Carmike Cinemas, Inc.	2,700	65,151
Carnival Corp.	66,700	3,159,579
Cathay Pacific Airways, Ltd.	9,000	78,750
Continental Airlines, Inc., Class B†	25,100	675,190
Hilton Hotels Corp.	28,500	725,610
McDonald’s Corp.	17,300	594,428
Papa John’s International, Inc.†	5,100	167,331
Red Lion Hotels Corp.	22,000	292,600
Starbucks Corp.†	15,600	587,184
Yum! Brands, Inc.	22,600	1,104,236

		14,899,740

INFORMATION TECHNOLOGY — 9.8%
Communication Equipment — 0.4%
Nokia Oyj Sponsored ADR	26,700	553,224
Polycom, Inc.†	2,300	49,864
QUALCOMM, Inc.	27,300	1,381,653

Computers & Business Equipment — 2.0%
Advanced Digital Information Corp.†	20,000	175,600
Apple Computer, Inc.†	900	56,448
Diebold, Inc.	14,400	591,840
Electronics for Imaging, Inc.†	15,400	430,738
Hewlett-Packard Co.	101,400	3,336,060
InFocus Corp.†	1,100	5,225
International Business Machines Corp.	49,600	4,090,512
RadiSys Corp.†	7,100	140,935
Synopsys, Inc.†	4,700	105,045

Electronics — 2.2%
Applied Materials, Inc.†	36,500	639,115
Arrow Electronics, Inc.†	8,900	287,203
Axcelis Technologies, Inc.†	25,400	148,844
Bel Fuse, Inc.	4,100	143,623
Credence Systems Corp.†	24,200	177,628
Electro Scientific Industries, Inc.†	6,000	132,780
Emerson Electric Co.	3,200	267,616
Exar Corp.	300	4,284
FEI Co.†	5,300	105,205
Hutchinson Technology, Inc.†	6,700	202,139
Intel Corp.	144,100	2,788,335
International Rectifier Corp.†	500	20,715
KLA-Tencor Corp.†	2,000	96,720
Lattice Semiconductor Corp.†	14,700	97,902
Lecroy Corp.	10,800	169,020
Linear Technology Corp.	5,600	196,448
LSI Logic Corp.†	7,900	91,324
Maxim Integrated Products, Inc.	900	33,435
Mentor Graphics Corp.	1,500	16,575
Microchip Technology, Inc.	82,850	3,007,455
Novellus Systems, Inc.†	1,200	28,800
NVIDIA Corp.	600	34,356
Pixelworks, Inc.†	17,400	86,478
Qlogic Corp.	3,200	61,920

Samsung Electronics Co., Ltd. GDR†*	900	294,075
Tektronix, Inc.	9,000	321,390
Texas Instruments, Inc.	4,200	136,374
Trimble Navigation, Ltd.†	1,800	81,090
TriQuint Semiconductor, Inc.†	2,000	9,840

Internet Content — 0.2%
Art Technology Group, Inc.†	79,375	254,794
Google, Inc., Class A	225	87,750
Lionbridge Technologies, Inc.†	17,200	136,052
SupportSoft, Inc.†	2,000	8,860
Symantec Corp.†	4,200	70,686
WatchGuard Technologies, Inc.†	12,000	61,200
Yahoo!, Inc.†	2,900	93,554

Software — 2.6%
Actuate Corp.†	14,300	60,775
Adobe Systems, Inc.	11,808	412,335
BMC Software, Inc.†	16,500	357,390
CA, Inc.	102,300	2,783,583
Electronic Arts, Inc.†	2,500	136,800
Microsoft Corp.	198,700	5,406,627
Network Appliance, Inc.†	46,200	1,664,586
Portalplayer, Inc.	7,400	164,502
Quest Software, Inc.†	10,400	173,680
RealNetworks, Inc.	19,000	156,750
Sybase, Inc.†	4,000	84,480
Webex Communications	2,400	80,808

Telecommunications — 2.4%
ALLTEL Corp.	16,300	1,055,425
Asia Satellite Telecommunication Holdings, Ltd., Sponsored ADR	9,900	185,130
AT&T, Inc.	95,700	2,587,728
Cisco Systems, Inc.†	19,100	413,897
Harris Corp.	20,000	945,800
Motorola, Inc.	109,000	2,497,190
Sprint Nextel Corp.	5,300	136,952
United States Cellular Corp.†	2,600	154,336
USA Mobility, Inc.†	7,900	224,992
Verizon Communications, Inc.	52,500	1,788,150
Vodafone Group, PLC Sponsored ADR	23,200	484,880

		43,267,525

MATERIALS — 2.6%
Chemicals — 0.6%
Cabot Corp.	7,200	244,728
du Pont (E.I.) de Nemours and Co.	22,000	928,620
Giant Industries, Inc.	1,300	90,402
Lubrizol Corp.	11,500	492,775
PPG Industries, Inc.	6,900	437,115
Symyx Technologies, Inc.	2,200	61,028
Valspar Corp.	21,900	610,353

Forest Products — 0.4%
Plum Creek Timber Co., Inc.	23,700	875,241
Temple - Inland, Inc.	1,600	71,280
Weyerhaeuser Co.	8,800	637,384

Metals & Minerals — 1.6%
Alcan, Inc.	3,300	150,909
Alcoa, Inc.	90,000	2,750,400
Anglo American, PLC ADR	14,400	281,808
Cameco Corp.	4,700	169,200
Cemex SA de CV, Sponsored ADR	14,100	920,448
Century Aluminum Co.†	4,100	174,045

Kingsgate Consolidated, Ltd.	59,800	275,702
Metal Management, Inc.	6,800	215,220
Minara Resources Ltd.	168,300	274,708
Oregon Steel Mills, Inc.†	7,100	363,307
Peabody Energy Corp.	7,800	393,198
Precision Castparts Corp.	3,900	231,660
Randgold Resources, Ltd. ADR†	10,700	194,419
Schnitzer Steel Industries, Inc., Class A	8,750	374,937
Suburban Propane Partners LP(1)	3,000	89,010

		11,307,897

REAL ESTATE — 4.3%
Real Estate Companies — 0.0%
McGrath Rentcorp	1,400	42,084
St. Joe Co.	1,900	119,396

Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities, Inc.	6,400	610,112
AMB Property Corp.	16,400	890,028
AvalonBay Communities, Inc.	3,900	425,490
Boston Properties, Inc.	4,700	438,275
Commercial Net Lease Reality	11,800	274,940
Corporate Office Properties Trust	13,400	612,916
Developers Diversified Realty Corp.	12,300	673,425
Duke Realty Corp.	11,000	417,450
EastGroup Properties, Inc.	3,700	175,528
Entertainment Properties Trust	12,600	528,948
Equity Inns, Inc.	25,400	411,480
Equity One, Inc.	5,800	142,448
Equity Residential	21,800	1,020,022
Essex Property Trust, Inc.	1,400	152,222
General Growth Properties, Inc.	22,000	1,075,140
Global Signal, Inc.	4,400	216,480
Health Care Property Investors, Inc.	54,615	1,551,066
Health Care REIT, Inc.	2,300	87,630
Healthcare Realty Trust, Inc.	8,700	325,206
Hospitality Properties Trust	6,700	292,589
Host Marriott Corp.	21,500	460,100
iStar Financial, Inc.	5,200	199,056
Kimco Realty Corp.	17,400	707,136
Macerich Co.	8,900	658,155
Mid-America Apartment Communities, Inc.	3,200	175,200
Nationwide Health Properties, Inc.	42,300	909,450
Pan Pacific Retail Properties, Inc.	5,300	375,770
ProLogis	18,400	984,400
Public Storage, Inc.	5,800	471,134
Redwood Trust, Inc.	9,800	424,536
Simon Property Group, Inc.	8,900	748,846
SL Green Realty Corp.	5,700	578,550
Sovran Self Storage, Inc.	1,500	82,800
United Dominion Realty Trust, Inc.	17,400	496,596
Vornado Realty Trust	6,100	585,600
Weingarten Realty Investors	8,100	330,075
Winston Hotels, Inc.	25,000	284,250

		18,954,529

UTILITIES — 0.7%
Electric Utilities — 0.5%
NiSource, Inc.	23,000	465,060
Southern Co.	50,000	1,638,500
Xcel Energy, Inc.	7,400	134,310

Gas & Pipeline Utilities — 0.0%
Kinder Morgan, Inc.	2,000	183,980

Telephone — 0.2%
Bellsouth Corp.	23,300	807,345
Iowa Telecommunication Services, Inc.	5,100	97,308

		3,326,503

TOTAL COMMON STOCK (cost $236,157,517)		287,763,259

Preferred Stock — 0.0%

REAL ESTATE — 0.0%
Real Estate Investment Trust — 0.0% Mills Corp. Preferred Series E Pct. 8.75% due 05/05/08	2,100	47,355
(cost $47,963)

Asset-Backed Securities — 1.6%

FINANCE — 1.6%
Bank of America Mtg. Securities, Inc., Series 2004-4 2A1 5.50% due 05/25/34(4)	$1,359,068	1,322,433
Countrywide Home Loans, Series 2003-13T1 A1 4.00% due 08/25/33(4)	363,933	354,874
Countrywide Home Loans, Series 2003-20 A1 5.00% due 11/25/18(4)	943,251	914,080
Countrywide Home Loans, Series 2004-4 A5 5.25% due 05/25/34(4)	1,500,000	1,436,191
Credit Suisse First Boston Mtg. Securities Corp., Series 2003-8 1A1 5.75% due 04/25/33(4)	1,149,281	1,127,157
Vendee Mtg. Trust, Series 2000-3 2H 7.50% due 11/15/14(4)	1,534,153	1,544,601
WFS Financial Owner Trust, Series 2004-3 A4 3.93% due 04/17/06	250,000	243,405

TOTAL ASSET-BACKED SECURITIES (cost $7,278,171)		6,942,741

Bonds & Notes — 28.6%

CONSUMER STAPLES — 0.2%
Fred Meyer, Inc. 7.45% due 03/01/08	800,000	826,752

ENERGY — 0.2%
Covanta Energy Corp. 9.25% due 03/01/22†(2)(3)	1,500,000	0
Hanover Compressor Co. 4.75% due 03/15/08	750,000	720,938
Ogden Corp. 9.25% due 03/01/22†(2)(3)	1,500,000	0

		720,938

FINANCE — 1.4%
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	750,000	738,750
CIT Group, Inc. 7.38% due 04/02/07	500,000	509,609
Citigroup, Inc. 5.00% due 09/15/14	1,180,000	1,129,378
DVI, Inc. 9.88% due 02/01/04†(2)(6)(8)	700,000	77,000
Fifth Third Bankcorp. 2.70% due 01/30/07	250,000	245,173
Jefferies Group, Inc. 7.75% due 03/15/12	500,000	545,095
Legg Mason, Inc. 6.75% due 07/02/08	500,000	514,329
Merrill Lynch & Co., Inc. 6.00% due 02/17/09	1,000,000	1,017,845
Morgan Stanley Group, Inc. 6.75% due 04/15/11	500,000	526,325
Wells Fargo & Co. 4.63% due 04/15/14	750,000	703,127

		6,006,631

HEALTHCARE — 0.6%
Cardinal Health, Inc. 6.25% due 07/15/08	225,000	228,940
Cardinal Health, Inc. 6.75% due 02/15/11	1,500,000	1,571,093
Inhale Therapeutics (Convertible) 5.00% due 02/08/07	250,000	246,875
IVAX Corp. (Convertible) 4.50% due 05/15/08	750,000	759,375

		2,806,283

INDUSTRIAL & COMMERCIAL — 0.9%

Allied Waste North America, Inc. 7.88% due 04/15/13	750,000	782,813
Lockheed Martin Corp. 8.50% due 12/01/29	500,000	649,170
Norfolk Southern Corp. 5.59% due 05/17/25	359,000	342,264
Norfolk Southern Corp. 7.25% due 02/15/31	391,000	452,070
Orbital Sciences Corp., Series B 9.00% due 07/15/11	735,000	784,612
Waste Management, Inc. 7.38% due 08/01/10	1,045,000	1,114,806

		4,125,735

INFORMATION & ENTERTAINMENT — 1.9%
CCM Merger, Inc. 8.00% due 08/01/13	250,000	248,750
Cox Enterprises, Inc. 7.88% due 09/15/10*	1,500,000	1,593,837
Frontiervision Operating Partners, L.P. 11.00% due 10/15/06†(5)(6)	500,000	710,000
Northwest Airlines, Inc., Series 96-1 Pass Through 8.97% due 07/02/16(6)	105,296	42,118
OED Corp. 8.75% due 04/15/12	1,250,000	1,250,000
Park Place Entertainment Corp. 7.50% due 09/01/09	750,000	789,761
Reed Elsevier Capital, Inc. 6.75% due 08/01/11	1,000,000	1,047,791
Riviera Holdings Corp. 11.00% due 06/15/10#	1,500,000	1,593,750
Southwest Airlines Co., Series 01-1 Pass Through 5.50% due 11/01/06	500,000	500,755
Tele-Communications, Inc. 7.88% due 08/01/13	500,000	548,833

		8,325,595

INFORMATION TECHNOLOGY — 1.2%
BEA Systems, Inc. 4.00% due 12/15/06	750,000	742,500
Conexant Systems, Inc. (Convertible) 4.00% due 02/01/07	1,500,000	1,464,375
EchoStar Communications Corp. (Convertible) 5.75% due 05/15/08	250,000	246,875
Extreme Networks, Inc. (Convertible) 3.50% due 12/01/06	750,000	745,313
Qwest Corp. 8.87% due 03/15/12	1,000,000	1,117,500
TriQuint Semiconductor, Inc. (Convertible) 4.00% due 03/01/07	1,250,000	1,221,875

		5,538,438

MATERIALS — 0.6%
Champion International Corp. 7.15% due 12/15/27	1,000,000	1,007,554
Jefferson Smurfit Corp. 8.25% due 10/01/12	500,000	490,625
Tesoro Corp. 6.25% due 11/01/12	1,000,000	982,500

		2,480,679

REAL ESTATE — 0.9%
Developers Diversified Realty Corp. 4.63% due 08/01/10	1,000,000	959,361
Health Care Property Investors, Inc. 6.00% due 03/01/15	750,000	751,186
Prime Mortgage Trust 4.75% due 11/25/19	1,177,873	1,128,549
Shurgard Storage Centers, Inc. 5.88% due 03/15/13	1,000,000	1,005,844

		3,844,940

U.S. GOVERNMENT AGENCIES — 16.6%
Federal Home Loan Mtg. Corp. 4.50% due 01/01/19	999,285	955,784
Federal Home Loan Mtg. Corp. 4.50% due 07/01/19	1,223,055	1,168,300
Federal Home Loan Mtg. Corp. 5.00% due 06/01/33	638,717	609,974
Federal Home Loan Mtg. Corp. 5.00% due 08/01/33	1,819,089	1,736,697
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	2,883,138	2,748,290
Federal Home Loan Mtg. Corp. 5.50% due 11/01/17	292,960	291,262
Federal Home Loan Mtg. Corp. 5.50% due 01/01/18	625,779	622,151
Federal Home Loan Mtg. Corp. 5.50% due 11/01/18	562,826	559,374
Federal Home Loan Mtg. Corp. 5.50% due 07/01/19	614,354	610,682
Federal Home Loan Mtg. Corp. 5.50% due 05/01/31	330,209	323,360
Federal Home Loan Mtg. Corp. 5.50% due 10/15/31	2,000,000	1,963,574
Federal Home Loan Mtg. Corp. 5.50% due 11/01/32	775,049	758,522
Federal Home Loan Mtg. Corp. 5.50% due 04/01/33	1,195,077	1,171,056
Federal Home Loan Mtg. Corp. 5.50% due 08/01/33	647,571	634,524
Federal Home Loan Mtg. Corp. 5.50% due 12/01/33	1,002,872	981,106
Federal Home Loan Mtg. Corp. 5.50% due 01/01/34	2,119,758	2,072,810
Federal Home Loan Mtg. Corp. 5.50% due 11/01/34	1,267,976	1,239,893
Federal Home Loan Mtg. Corp. 6.00% due 04/01/17	239,233	242,162
Federal Home Loan Mtg. Corp. 6.00% due 05/01/17	425,240	430,448
Federal Home Loan Mtg. Corp. 6.00% due 05/01/31	186,123	186,489
Federal Home Loan Mtg. Corp. 6.00% due 09/01/32	112,370	112,545
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	758,171	760,070
Federal Home Loan Mtg. Corp. 6.00% due 05/01/34	898,879	899,978
Federal Home Loan Mtg. Corp. 6.50% due 02/01/14	163,551	166,981
Federal Home Loan Mtg. Corp. 6.50% due 01/01/32	346,498	354,173
Federal Home Loan Mtg. Corp. 7.00% due 02/01/15	42,029	43,232
Federal Home Loan Mtg. Corp. 7.00% due 03/01/15	111,969	115,174
Federal Home Loan Mtg. Corp. 7.00% due 06/01/15	47,665	49,017
Federal Home Loan Mtg. Corp. 7.00% due 12/01/15	7,649	7,866
Federal Home Loan Mtg. Corp. 7.00% due 03/01/16	118,164	121,514
Federal Home Loan Mtg. Corp. 7.00% due 02/01/27	83,466	86,138
Federal Home Loan Mtg. Corp. 7.00% due 05/01/30	275	284
Federal Home Loan Mtg. Corp. 7.00% due 01/01/32	103,491	106,647
Federal Home Loan Mtg. Corp. 7.50% due 12/01/30	127,684	133,437
Federal Home Loan Mtg. Corp. 7.50% due 01/01/31	171,300	179,019
Federal Home Loan Mtg. Corp. 7.50% due 02/01/31	28,123	29,390
Federal Home Loan Mtg. Corp. 8.00% due 08/01/30	23,578	25,100
Federal Home Loan Mtg. Corp. 6.50% due 05/15/30(4)	1,294,652	1,305,377
Federal Home Loan PC 4.50% due 06/01/35	1,443,794	1,331,835
Federal Home Loan PC 5.00% due 04/01/35	917,404	874,495
Federal Home Loan PC 5.00% due 10/01/35	987,105	939,431
Federal Home Loan PC 5.50% due 09/01/35	1,216,515	1,188,128
Federal Home Loan PC 5.50% due 01/01/36	994,278	971,077
Federal Home Loan PC 6.00% due 01/01/35	1,412,358	1,412,123
Federal National Mtg. Assoc. 3.25% due 11/15/07	1,000,000	971,602
Federal National Mtg. Assoc. 4.00% due 09/01/18	1,484,965	1,392,132
Federal National Mtg. Assoc. 4.00% due 10/01/18	3,433,479	3,218,834
Federal National Mtg. Assoc. 4.50% due 12/01/18	646,831	620,035
Federal National Mtg. Assoc. 4.50% due 11/01/19	1,268,591	1,214,093
Federal National Mtg. Assoc. 5.00% due 01/01/18	1,262,265	1,233,113
Federal National Mtg. Assoc. 5.00% due 06/01/18	1,109,411	1,087,335
Federal National Mtg. Assoc. 5.00% due 10/01/18	818,884	800,431
Federal National Mtg. Assoc. 5.00% due 12/01/19	1,107,066	1,080,276
Federal National Mtg. Assoc. 5.00% due 04/01/34	1,535,195	1,464,128
Federal National Mtg. Assoc. 5.00% due 06/01/34	985,879	940,240
Federal National Mtg. Assoc. 5.50% due 01/01/17	489,315	488,884
Federal National Mtg. Assoc. 5.50% due 02/01/33	1,152,802	1,130,833
Federal National Mtg. Assoc. 5.50% due 05/01/33	677,626	663,857
Federal National Mtg. Assoc. 5.50% due 06/01/33	1,036,155	1,014,819
Federal National Mtg. Assoc. 5.50% due 02/01/34	1,640,726	1,599,366
Federal National Mtg. Assoc. 5.50% due 04/01/34	686,447	671,041
Federal National Mtg. Assoc. 5.50% due 08/01/34	757,521	737,005
Federal National Mtg. Assoc. 5.50% due 09/01/34	1,231,330	1,198,495
Federal National Mtg. Assoc. 5.50% due 01/01/35	913,335	892,836
Federal National Mtg. Assoc. 5.50% due 02/01/35	899,535	878,308
Federal National Mtg. Assoc. 5.50% due 03/01/35	1,166,726	1,140,541
Federal National Mtg. Assoc. 6.00% due 08/01/18	104,544	105,332
Federal National Mtg. Assoc. 6.00% due 10/01/22	516,449	519,552
Federal National Mtg. Assoc. 6.00% due 05/01/31	276,120	276,488
Federal National Mtg. Assoc. 6.00% due 08/01/31	482,789	483,432
Federal National Mtg. Assoc. 6.00% due 04/01/32	323,946	324,250
Federal National Mtg. Assoc. 6.00% due 01/01/34	612,392	612,720
Federal National Mtg. Assoc. 6.00% due 09/01/34	969,464	969,872
Federal National Mtg. Assoc. 6.00% due 10/01/35	969,533	969,877
Federal National Mtg. Assoc. 6.25% due 02/01/11	1,000,000	1,037,103
Federal National Mtg. Assoc. 6.50% due 06/01/19	85,514	87,906
Federal National Mtg. Assoc. 6.50% due 09/01/24	163,690	167,153
Federal National Mtg. Assoc. 6.50% due 09/01/25	23,391	23,979
Federal National Mtg. Assoc. 6.50% due 11/01/25	51,096	52,393
Federal National Mtg. Assoc. 6.50% due 02/01/26	10,039	10,291
Federal National Mtg. Assoc. 6.50% due 05/01/26	28,401	29,115
Federal National Mtg. Assoc. 6.50% due 11/01/27	1,911	1,959
Federal National Mtg. Assoc. 6.50% due 07/01/29	475,090	492,918
Federal National Mtg. Assoc. 6.50% due 07/01/31	15,653	16,015
Federal National Mtg. Assoc. 6.50% due 01/01/32	94,720	96,909
Federal National Mtg. Assoc. 6.50% due 03/01/32	286,296	292,711
Federal National Mtg. Assoc. 6.50% due 03/01/32	114,422	117,066
Federal National Mtg. Assoc. 6.50% due 04/01/32	518,280	529,894
Federal National Mtg. Assoc. 6.50% due 12/01/32	216,508	221,360
Federal National Mtg. Assoc. 6.50% due 07/01/34	476,007	486,406
Federal National Mtg. Assoc. 7.00% due 05/01/15	3,523	3,623
Federal National Mtg. Assoc. 7.00% due 12/01/15	6,645	6,833
Federal National Mtg. Assoc. 7.00% due 01/01/16	63,835	65,647
Federal National Mtg. Assoc. 7.00% due 04/01/16	23,554	24,214
Federal National Mtg. Assoc. 7.00% due 05/01/29	53,682	55,366
Federal National Mtg. Assoc. 7.00% due 09/01/29	58,144	59,989
Federal National Mtg. Assoc. 7.00% due 12/01/29	18,122	18,690
Federal National Mtg. Assoc. 7.00% due 01/01/31	21,607	22,280
Federal National Mtg. Assoc. 7.00% due 07/01/31	62,585	64,522
Federal National Mtg. Assoc. 7.50% due 11/01/30	129,752	134,916
Federal National Mtg. Assoc. 7.50% due 01/01/31	580,713	605,256
Federal National Mtg. Assoc. 7.50% due 02/01/31	58,883	61,522
Federal National Mtg. Assoc. 7.50% due 03/01/31	131,484	136,771
Federal National Mtg. Assoc. 8.00% due 01/01/16	524,424	557,451
Federal National Mtg. Assoc. 3.00% due 07/16/13	1,000,000	984,900
Federal National Mtg. Assoc. 5.03% due 04/25/06(4)	347,690	333,986
Federal National Mtg. Assoc. 7.00% due 04/25/32(4)	849,286	876,947
Government National Mtg. Assoc. 5.50% due 07/20/33	972,757	960,849
Government National Mtg. Assoc. 5.50% due 02/20/34	677,599	669,302
Government National Mtg. Assoc. 5.50% due 03/20/34	661,232	653,136
Government National Mtg. Assoc. 6.00% due 05/20/32	301,075	303,926
Government National Mtg. Assoc. 6.00% due 07/20/33	594,653	601,736
Government National Mtg. Assoc. 6.00% due 08/15/34	1,032,650	1,044,931
Government National Mtg. Assoc. 6.50% due 11/15/23	219,958	227,510
Government National Mtg. Assoc. 6.50% due 12/15/23	290,566	300,542
Government National Mtg. Assoc. 6.50% due 12/15/23	181,431	187,659
Government National Mtg. Assoc. 6.50% due 02/15/24	138,218	143,051
Government National Mtg. Assoc. 6.50% due 03/20/27	18,043	18,528
Government National Mtg. Assoc. 6.50% due 04/20/27	66,922	68,722
Government National Mtg. Assoc. 6.50% due 07/15/32	216,931	224,949
Government National Mtg. Assoc. 6.50% due 04/20/34	423,557	434,571
Government National Mtg. Assoc. 7.00% due 12/15/22	40,613	42,292
Government National Mtg. Assoc. 7.00% due 05/15/23	10,520	10,961
Government National Mtg. Assoc. 7.00% due 06/15/23	9,481	9,879
Government National Mtg. Assoc. 7.00% due 12/15/23	29,642	30,878
Government National Mtg. Assoc. 7.00% due 04/15/28	25,640	26,737
Government National Mtg. Assoc. 7.50% due 08/15/30	17,281	18,131
Government National Mtg. Assoc. 7.50% due 09/15/30	8,826	9,260
Government National Mtg. Assoc. 7.50% due 11/15/30	57,013	59,817
Government National Mtg. Assoc. 7.50% due 01/15/31	51,979	54,522
Government National Mtg. Assoc. 4.50% due 08/20/32(4)	158,753	152,487

		73,149,683

U.S. GOVERNMENT OBLIGATIONS — 2.3%
United States Treasury Bonds 5.38% due 02/15/31	1,000,000	1,052,656
United States Treasury Notes 3.25% due 08/15/08	1,000,000	965,000
United States Treasury Notes 3.38% due 11/15/08	2,000,000	1,929,218
United States Treasury Notes 3.50% due 12/15/09	1,000,000	955,625
United States Treasury Notes 4.00% due 11/15/12	3,000,000	2,855,391
United States Treasury Notes 4.25% due 08/15/14	2,500,000	2,392,870

		10,150,760

UTILITIES — 1.8%
Arizona Public Service Co. 6.50% due 03/01/12	1,000,000	1,026,881
El Paso Natural Gas Co. 7.50% due 11/15/26	1,800,000	1,866,800
El Paso Natural Gas Co. 8.38% due 06/15/32	500,000	565,357
El Paso Natural Gas Co., Series A 7.63% due 08/01/10	250,000	260,625
Illinois Power Co. 7.50% due 06/15/09	670,000	706,185
Metropolitan Edison Co. 4.95% due 03/15/13	500,000	478,945
Niagara Mohawk Power Corp. 7.75% due 05/15/06	1,000,000	1,003,012
Pacific Gas & Electric Co. 4.20% due 03/01/11	500,000	470,948
Public Service Co. of New Mexico 4.40% due 09/15/08	500,000	485,269
Southern Natural Gas Co. 8.00% due 03/01/32	500,000	548,368
Texas-New Mexico Power Co. 6.25% due 01/15/09	500,000	506,663

		7,919,053

TOTAL BONDS & NOTES (cost $127,460,652)		125,895,487

Foreign Bonds & Notes — 0.8%

ENERGY — 0.2%
Petro-Canada 4.00% due 07/15/13	1,000,000	902,469

FOREIGN GOVERNMENT BOND — 0.2%
Federal Republic of Brazil 8.00% due 01/15/18	791,000	857,049

INFORMATION & ENTERTAINMENT — 0.2%
Carnival Corp. 3.75% due 11/15/07	250,000	243,677
Royal Caribbean Cruises 8.75% due 02/02/11	500,000	551,853

		795,530

INFORMATION TECHNOLOGY — 0.2%
Deutsche Telekom International 8.00% due 06/15/10	1,000,000	1,089,035

TOTAL FOREIGN BONDS & NOTES (cost $3,428,219)		3,644,083

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $374,372,522)		424,292,925

Repurchase Agreement — 3.1%

Agreement with State Street Bank & Trust Co; bearing interest at 4.00%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $13,602,533 and collateralized by $14,660,000 of United States Treasury Bonds, bearing interest at 4.50% due 02/15/36 and having an approximate value of $13,872,025 (cost $13,598,000)		13,598,000	13,598,000

TOTAL INVESTMENTS — (cost $387,970,522)@	99.3%		437,890,925
Other assets less liabilities—	0.7		3,270,057

NET ASSETS—	100.0%		$441,160,982

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities maybe sold in transactions exempt from registration, normally to qualified institutional buyers. The portfolio has no rights to demand registration of these securities. At March 31, 2006, the aggregate value of these securities was $1,593,840 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	Security represents an investment in an affiliated company; See Note 3.

@	See Note 4 for cost of investment on a tax basis

(1)	Consists of more than one class of securities traded together as a unit.

(2)	Fair valued security; see Note 1

(3)	Illiquid security

(4)	Collateralized Mortgage Obligation

(5)	Bond in default

(6)	Company has filed for Chapter 11 bankruptcy protection.

(7)	Floating rate security bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2006.

(8)	Bond in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Pass	Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Investment Portfolio — March 31, 2006
(unaudited)

Common Stock — 99.9%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.0%
Apparel & Textiles — 1.0%
NIKE, Inc., Class B	2,100	$178,710

Retail — 6.0%
Federated Department Stores, Inc.	3,700	270,100
Kohl’s Corp.†	4,800	254,448
Lowe’s Cos., Inc.	3,900	251,316
Target Corp.	3,400	176,834
Wal-Mart Stores, Inc.	2,800	132,272

		1,263,680

CONSUMER STAPLES — 7.5%
Food, Beverage & Tobacco — 4.0%
Altria Group, Inc.	4,700	333,042
PepsiCo, Inc.	6,600	381,414

Household & Personal Products — 3.5%
Procter & Gamble Co.	10,800	622,296

		1,336,752

ENERGY — 9.3%
Energy Services — 2.0%
Halliburton Co.	5,000	365,100

Energy Sources — 7.3%
Chevron Corp.	4,600	266,662
ConocoPhillips	5,400	341,010
Exxon Mobil Corp.	7,500	456,450
Noble Energy, Inc.	5,500	241,560

		1,670,782

FINANCE — 19.0%
Banks — 8.4%
Bank of America Corp.	12,700	578,358
Golden West Financial Corp.	2,800	190,120
State Street Corp.	5,700	344,451
UBS AG	3,600	395,892

Financial Services — 6.6%
Citigroup, Inc.	7,667	362,112
E*Trade Financial Corp.†	7,700	207,746
Merrill Lynch & Co., Inc.	5,400	425,304
PNC Financial Services Group, Inc.	2,700	181,737

Insurance — 4.0%
ACE, Ltd.	9,900	514,899
MetLife, Inc.	4,300	207,991

		3,408,610

HEALTHCARE — 16.1%
Drugs — 9.7%
Abbott Laboratories	4,200	178,374
Amgen, Inc.†	5,800	421,950
Eisai Co., Ltd., Sponsored ADR	3,900	169,260

Eli Lilly & Co.	4,100	226,730
Sanofi — Aventis ADR	7,900	374,855
Schering-Plough Corp.	19,700	374,103

Health Services — 2.8%
Genzyme Corp.†	1,900	127,718
Wellpoint, Inc.†	4,900	379,407

Medical Products — 3.6%
Fisher Scientific International, Inc.†	2,300	156,515
Medtronic, Inc.	9,500	482,125

		2,891,037

INDUSTRIAL & COMMERCIAL — 12.3%
Aerospace & Military Technology — 4.4%
Boeing Co.	2,800	218,204
Lockheed Martin Corp.	4,000	300,520
United Technologies Corp.	4,700	272,459

Business Services — 4.4%
Automatic Data Processing, Inc.	4,000	182,720
First Data Corp.	3,400	159,188
Fluor Corp.	1,000	85,800
Martin Marietta Materials	1,300	139,139
Waste Management, Inc.	6,300	222,390

Multi-Industry — 3.5%
General Electric Co.	17,700	615,606

		2,196,026

INFORMATION & ENTERTAINMENT — 5.4%
Broadcasting & Media — 4.4%
CBS Corp., Class B	9,300	223,014
Time Warner, Inc.†	10,500	176,295
Viacom, Inc., Class B	5,200	201,760
Walt Disney Co.	6,600	184,074

Leisure & Tourism — 1.0%
Starwood Hotels & Resorts Worldwide, Inc.(2)	2,600	176,098

		961,241

INFORMATION TECHNOLOGY — 18.9%
Communication Equipment — 1.2%
QUALCOMM, Inc.	4,500	227,745

Computers & Business Equipment — 2.3%
Dell, Inc.†	5,300	157,728
EMC Corp.†	18,400	250,792

Electronics — 1.4%
Analog Devices, Inc.	6,500	248,885

Internet Content — 2.2%
Google, Inc., Class A	1,000	390,000

Software — 5.3%
Adobe Systems, Inc.	3,800	132,696
Microsoft Corp.	30,100	819,021

Telecommunications — 6.5%
Amdocs, Ltd.†	3,200	115,392
Cisco Systems, Inc.†	15,600	338,052
Corning, Inc.†	13,500	363,285

Sprint Nextel Corp.	13,382	345,791

		3,389,387

MATERIALS — 3.5%
Metals & Minerals — 3.5%
Cameco Corp.	4,900	176,400
Companhia Vale do Rio Doce Sponsored ADR	5,700	276,621
Rio Tinto PLC Sponsored ADR	800	165,600

		618,621

UTILITIES — 0.9%
Electric Utilities — 0.9%
Dominion Resources, Inc.	2,400	165,672

TOTAL LONG - TERM INVESTMENT SECURITIES (cost $15,938,400)		17,901,808

Repurchase Agreements — 1.1%

Agreement with State Street Bank & Trust Co; bearing interest at 2.30%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $180,035 and collateralized by $190,000 of United States Treasury Bonds, bearing interest at 4.13% due 08/15/08 and having an approximate value of $188,100 (cost $180,000)	$180,000	180,000
UBS Securities, LLC Joint Repurchase Agreement Account (cost $25,000)(1)	25,000	25,000

TOTAL REPURCHASE AGREEMENTS (cost $205,000)		205,000

TOTAL INVESTMENTS — (cost $16,143,400)@	101.0%	18,106,808
Liabilities in excess of other assets—	(1.0)	(177,308)

NET ASSETS—	100.0%	$17,929,500

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

(1)	See Note 2 for details of Joint Repurchase Agreement

(2)	Consist of more than one class of securities traded together as a unit

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Investment Portfolio — March 31, 2006
(unaudited)

Common Stock — 98.6%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.3%
Apparel & Textiles — 1.5%
Abercrombie & Fitch Co., Class A	130,200	$7,590,660
Jos. A. Bank Clothiers, Inc.	97,150	4,658,342

Automotive — 0.9%
O’Reilly Automotive, Inc.†	92,400	3,378,144
Oshkosh Truck Corp.	63,100	3,927,344

Housing & Household Durables — 0.8%
D.R. Horton, Inc.	190,600	6,331,732

Retail — 4.1%
CDW Corp.	38,900	2,289,265
Christopher & Banks Corp.	57,900	1,343,859
Coldwater Creek, Inc.	102,050	2,836,990
Federated Department Stores, Inc.	148,500	10,840,500
Lowe’s Cos., Inc.	131,400	8,467,416
Michaels Stores, Inc.	230,300	8,654,674

		60,318,926

CONSUMER STAPLES — 5.8%
Food, Beverage & Tobacco — 3.7%
Altria Group, Inc.	202,900	14,377,494
Loews Corp.	71,600	3,384,532
PepsiCo, Inc.	216,700	12,523,093

Household & Personal Products — 2.1%
Procter & Gamble Co.	308,800	17,793,056

		48,078,175

EDUCATION — 0.7%
Education — 0.7%
Career Education Corp.†	95,800	3,614,534
ITT Educational Services, Inc.†	41,800	2,677,290

		6,291,824

ENERGY — 9.3%
Energy Services — 2.6%
GlobalSantaFe Corp.	82,100	4,987,575
Patterson-UTI Energy, Inc.	174,200	5,567,432
Schlumberger, Ltd.	89,100	11,277,387

Energy Sources — 6.7%
Chesapeake Energy Corp.	191,300	6,008,733
ConocoPhillips	217,900	13,760,385
Exxon Mobil Corp.	283,900	17,278,154
National Oilwell Varco, Inc.	35,600	2,282,672
Noble Energy, Inc.	319,700	14,041,224
Woodside Petroleum, Ltd., Sponsored ADR	60,600	1,957,380

		77,160,942

FINANCE — 16.0%
Banks — 5.1%
Bank of America Corp.	435,600	19,837,224

Golden West Financial Corp.	113,200	7,686,280
State Street Corp.	153,900	9,300,177
UBS AG	52,200	5,740,434

Financial Services — 7.4%
Affiliated Managers Group, Inc.†	38,300	4,083,163
Citigroup, Inc.	324,446	15,323,585
Doral Financial Corp.	199,600	2,305,380
E*Trade Financial Corp.†	470,800	12,702,184
First Marblehead Corp.	33,500	1,448,875
IndyMac Bancorp, Inc.	88,300	3,614,119
Merrill Lynch & Co., Inc.	154,700	12,184,172
Nuveen Investments, Class A	198,200	9,543,330

Insurance — 3.5%
ACE, Ltd.	301,200	15,665,412
Chubb Corp.	64,500	6,155,880
Principal Financial Group, Inc.	68,500	3,342,800
W.R. Berkley Corp.	65,100	3,779,706

		132,712,721

HEALTHCARE — 17.8%
Drugs — 7.6%
Abbott Laboratories	163,700	6,952,339
Alkermes, Inc.	58,500	1,289,925
Amgen, Inc.†	179,100	13,029,525
Biovail Corp.†	127,100	3,094,885
Eisai Co., Ltd., Sponsored ADR	117,600	5,103,840
Eli Lilly & Co.	155,700	8,610,210
MedImmune, Inc.	54,500	1,993,610
Sanofi — Aventis ADR	248,800	11,805,560
Schering-Plough Corp.	574,300	10,905,957

Health Services — 4.5%
Amedisys, Inc.	75,800	2,634,050
Coventry Health Care, Inc.†	94,100	5,079,518
Genzyme Corp.†	95,400	6,412,788
Health Net, Inc.†	107,800	5,478,396
Omnicare, Inc.	80,800	4,443,192
Wellpoint, Inc.†	174,800	13,534,764

Medical Products — 5.7%
Applied Biosystems Group — Applera Corp.	89,800	2,437,172
Biomet, Inc.	102,235	3,631,387
Cooper Cos., Inc.	44,100	2,382,723
Diagnostic Products Corp.	60,800	2,895,904
Fisher Scientific International, Inc.†	193,500	13,167,675
Kinetic Concepts, Inc.	121,500	5,002,155
Medtronic, Inc.	305,300	15,493,975
Patterson Cos., Inc.	74,200	2,611,840

		147,991,390

INDUSTRIAL & COMMERCIAL — 13.3%
Aerospace & Military Technology — 3.5%
Boeing Co.	106,700	8,315,131
Lockheed Martin Corp.	125,900	9,458,867
United Technologies Corp.	188,500	10,927,345

Business Services — 6.0%
DST Systems, Inc.†	47,800	2,769,532
Fastenal Co.	45,900	2,172,906
First Data Corp.	160,700	7,523,974
Fluor Corp.	93,100	7,987,980
Martin Marietta Materials	37,900	4,056,437

Textron, Inc., Inc.	142,900	13,345,431
Waste Management, Inc.	330,400	11,663,120

Machinery — 0.7%
Caterpillar, Inc.	64,500	4,631,745
Terex Corp.	19,400	1,537,256

Multi-Industry — 2.1%
General Electric Co.	507,400	17,647,372

Transportation — 1.0%
CNF, Inc.	43,200	2,157,408
Alliance Data Systems Corp.	126,600	5,921,082

		110,115,586

INFORMATION & ENTERTAINMENT — 5.4%
Broadcasting & Media — 3.4%
CBS Corp., Class B	406,600	9,750,268
Time Warner, Inc.†	666,000	11,182,140
Univision Communications, Inc., Class A†	88,000	3,033,360
Viacom, Inc., Class B	110,800	4,299,040

Leisure & Tourism — 2.0%
Penn National Gaming, Inc.	255,600	10,781,208
Rare Hospitality International, Inc.	91,000	3,169,530
Shuffle Master, Inc.	65,600	2,344,544

		44,560,090

INFORMATION TECHNOLOGY — 18.0%
Communication Equipment — 1.1%
Avid Technology Inc.	65,700	2,855,322
QUALCOMM, Inc.	120,900	6,118,749

Computers & Business Equipment — 1.6%
Dell, Inc.†	174,900	5,205,024
EMC Corp.†	578,000	7,878,140

Electronics — 3.6%
Amphenol Corp., Class A	81,800	4,268,324
Analog Devices, Inc.	204,300	7,822,647
Foundry Networks, Inc.	31,800	577,488
Lam Research Corp.†	54,000	2,322,000
MEMC Electronic Materials, Inc.	62,700	2,314,884
Microchip Technology, Inc.	93,700	3,401,310
Qlogic Corp.	115,400	2,232,990
Symbol Technologies, Inc.	4,849	51,302
Varian Semiconductor Equipment, Inc.†	165,284	4,641,175
Waters Corp.†	45,200	1,950,380

Internet Content — 1.5%
Google, Inc., Class A	32,300	12,597,000

Software — 4.8%
Adobe Systems, Inc.	232,528	8,119,878
Autodesk, Inc.	69,200	2,665,584
Intuit, Inc.†	65,900	3,505,221
Microsoft Corp.	945,900	25,737,939

Telecommunications — 5.4%
Amdocs, Ltd.†	126,300	4,554,378
Cisco Systems, Inc.†	510,800	11,069,036
Corning, Inc.†	535,600	14,412,996
Neustar, Inc., Class A	8,500	263,500
Sprint Nextel Corp.	561,199	14,501,382

		149,066,649

MATERIALS — 4.1%
Metals & Minerals — 4.1%
Cameco Corp.	102,000	3,672,000
Companhia Vale do Rio Doce Sponsored ADR	151,200	7,337,736
Freeport-McMoRan Copper & Gold, Inc., Class B	62,200	3,717,694
Inco, Ltd.	90,800	4,530,012
Newmont Mining Corp.	83,400	4,327,626
Precision Castparts Corp.	87,700	5,209,380
Rio Tinto PLC Sponsored ADR	25,600	5,299,200

		34,093,648

REAL ESTATE — 0.9
Real Estate Investment Trusts — 0.9+%
Simon Property Group, Inc.	94,200	7,925,988

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $729,175,782)		818,315,939

Repurchase Agreement 1.8%

UBS Securities, LLC Joint Repurchase Agreement Account (cost $14,950,000)(1)	$14,950,000	14,950,000

TOTAL INVESTMENTS — (cost $744,125,782)@	100.4%	833,265,939
Liabilities in excess of other assets—	(0.4)	(3,320,625)

NET ASSETS—	100.0%	$829,945,314

†	Non-income producing security

@	See Note 4 for cost of investment and a tax basis

(1)	See Note 2 for details of Joint Repurchase Agreement

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Investment Portfolio — March 31, 2006
(unaudited)

Common Stock — 93.4%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 1.4%
Apparel & Textiles — 0.1%
Geox SpA†	172,515	$2,299,684

Retail — 1.3%
Staples, Inc.	755,200	19,272,704

		21,572,388

CONSUMER STAPLES — 3.0%
Food, Beverage & Tobacco — 1.5%
Altria Group, Inc.	59,700	4,230,342
PepsiCo, Inc.	320,100	18,498,579

Household & Personal Products — 1.5%
Procter & Gamble Co.	413,000	23,797,060

		46,525,981

ENERGY — 4.0%
Energy Sources — 4.0%
ConocoPhillips	317,600	20,056,440
Petro-Canada	327,174	15,570,211
Petroleo Brasileiro SA ADR	118,500	9,462,225
Transocean, Inc.†	206,700	16,598,010

		61,686,886

FINANCE — 9.1%
Banks — 2.8%
State Street Corp.	124,000	7,493,320
UBS AG	324,700	35,707,259

Financial Services — 2.5%
Legg Mason, Inc.	60,400	7,569,932
Munchener Ruckversicherungs-Gesellschaft AG	166,027	23,540,368
Nasdaq Stock Market, Inc.	184,500	7,387,380

Insurance — 3.8%
ACE, Ltd.	312,700	16,263,527
Assurant, Inc.	431,800	21,266,150
Everest Re Group, Ltd.	210,780	19,680,529

		138,908,465

HEALTHCARE — 23.6%
Drugs — 16.2%
Abbott Laboratories	327,700	13,917,419
Alkermes, Inc.	243,400	5,366,970
Amgen, Inc.†	443,400	32,257,350
Amylin Pharmaceuticals, Inc.†	669,500	32,772,025
AstraZeneca PLC Sponsored ADR	680,500	34,181,515
Cephalon, Inc.†	125,500	7,561,375
CV Therapeutics, Inc.	214,400	4,733,952
Elan Corp., PLC Sponsored ADR†	233,000	3,364,520
ICOS Corp.†	487,713	10,754,072
MedImmune, Inc.	180,400	6,599,032
Sanofi-Aventis	298,910	28,435,363
Schering-Plough Corp.	1,823,600	34,630,164

Shionogi & Co., Ltd.	737,000	12,091,308
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	508,200	20,927,676

Health Services — 3.8%
Aetna, Inc.	406,200	19,960,668
Covance, Inc.†	68,900	4,047,875
Genzyme Corp.†	168,400	11,319,848
Pharmaceutical Product Development, Inc.†	186,800	6,465,148
UnitedHealth Group, Inc.	305,900	17,087,574

Medical Products — 3.6%
Becton Dickinson & Co.	118,900	7,321,862
Intuitive Surgical, Inc.	31,700	3,740,600
Kyphon, Inc.	100,000	3,720,000
Medtronic, Inc.	668,100	33,906,075
St. Jude Medical, Inc.†	150,600	6,174,600

		361,336,991

INDUSTRIAL & COMMERCIAL — 7.8%
Aerospace & Military Technology — 3.5%
Boeing Co.	207,700	16,186,061
General Dynamics Corp.	168,900	10,806,222
Rockwell Collins, Inc.	464,600	26,180,210

Business Services — 2.1% Accenture, Ltd., Class A†	919,300	27,643,351
Manpower, Inc.	83,200	4,757,376

Multi-Industry — 1.4%
General Electric Co.	594,400	20,673,232

Transportation — 0.8%
C. H. Robinson Worldwide, Inc.	188,100	9,233,829
United Parcel Service, Inc., Class B	38,200	3,032,316

		118,512,597

INFORMATION & ENTERTAINMENT — 12.4%
Broadcasting & Media — 6.7%
Comcast Corp., Class A†	230,800	6,037,728
News Corp., Class A	1,060,000	17,606,600
Publishing & Broadcasting, Ltd.†	447,745	5,545,353
Sirius Satellite Radio, Inc.†	1,421,900	7,223,252
Viacom, Inc., Class B	848,850	32,935,380
Walt Disney Co.	951,200	26,528,968
XM Satellite Radio Holdings, Inc., Class A†	316,800	7,055,136

Entertainment Products — 0.6%
Warner Music Group Corp.	437,400	9,487,206

Leisure & Tourism — 5.1%
Airasia Berhad	12,079,600	5,772,337
Gol-Linhas Aereas Inteligentes SA GDR†	422,100	11,312,280
Las Vegas Sands Corp.	156,100	8,844,626
Ryanair Holdings PLC Sponsored ADR†	368,935	20,180,745
Starwood Hotels & Resorts Worldwide, Inc.(2)	470,700	31,880,511

		190,410,122

INFORMATION TECHNOLOGY — 30.8%
Communication Equipment — 5.9%
Nokia Oyj Sponsored ADR	1,902,800	39,426,016
QUALCOMM, Inc.	1,005,300	50,878,233

Computers & Business Equipment — 3.9%
CSR PLC	597,107	12,448,958
EMC Corp.†	2,400,600	32,720,178
Hon Hai Precision Industry Co., Ltd.	2,184,582	13,528,074

Electronics — 2.9%
Altera Corp.†	751,700	15,515,088
ASML Holding NV†	190,000	3,870,300
Broadcom Corp., Class A	156,000	6,732,960
International Rectifier Corp.†	198,000	8,203,140
NVIDIA Corp.	179,800	10,295,348

Internet Content — 1.5%
Google, Inc., Class A	59,800	23,322,000

Software — 11.7%
Adobe Systems, Inc.	802,900	28,037,268
Electronic Arts, Inc.†	221,000	12,093,120
Mercury Interactive Corp.†	199,100	6,928,680
Microsoft Corp.	2,609,400	71,001,774
Network Appliance, Inc.†	1,165,200	41,982,156
Oracle Corp.	350,000	4,791,500
Salesforce.com, Inc.	106,200	3,858,246
Sap AG	50,258	10,902,627

Telecommunications — 4.9%
Amdocs, Ltd.†	150,000	5,409,000
America Movil SA de CV ADR	580,700	19,894,782
American Tower Corp., Class A†	264,900	8,031,768
Corning, Inc.†	174,800	4,703,868
Crown Castle International Corp.†	145,200	4,116,420
Mobile Telesystems Sponsored ADR	273,100	9,039,610
Sprint Nextel Corp.	900,339	23,264,760

		470,995,874

MATERIALS — 0.6%
Metals & Minerals — 0.6%
Cameco Corp.	262,200	9,439,200

REAL ESTATE — 0.7%
Real Estate Companies — 0.7%
CB Richard Ellis Group, Inc., Class A†	124,500	10,047,150

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,237,899,546)		1,429,435,654

Repurchase Agreement — 6.6%

UBS Securities, LLC Joint Repurchase Agreement (cost $100,395,000)(1)	$100,395,000	100,395,000

TOTAL INVESTMENTS — (cost $1,338,294,546)@	100.0%	1,529,830,654
Other assets less liabilities—	0.0	401,459

NET ASSETS—	100.0%	$1,530,232,113

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

(1)	See Note 2 for details of Joint Repurchase Agreement

(2)	Consist of more than one class of securities traded together as a unit.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Investment Portfolio — March 31, 2006
(unaudited)

Common Stock 97.4%	Shares/ Principal Amount	Value (Note 1)

ENERGY — 52.1%
Energy Services — 9.5%
Consol Energy, Inc.	54,200	$4,019,472
GlobalSantaFe Corp.	77,776	4,724,892
Halliburton Co.	93,800	6,849,276
Massey Energy Corp.	79,400	2,863,958
Valero Energy Corp.	294,600	17,611,188

Energy Sources — 42.6%
BP PLC Sponsored ADR	171,300	11,809,422
Burlington Resources, Inc.	48,600	4,466,826
Canadian Natural Resources, Ltd.	323,000	17,949,822
China Petroleum & Chemical Corp. ADR	62,900	3,670,844
ConocoPhillips	84,500	5,336,175
EnCana Corp.	147,482	6,882,535
EOG Resources, Inc.	127,700	9,194,400
Exxon Mobil Corp.	256,084	15,585,272
LUKOIL Sponsored ADR	101,500	8,465,100
Newfield Exploration Co.†	67,800	2,840,820
Noble Energy, Inc.	72,200	3,171,024
Petro-Canada	109,400	5,187,800
Petroleo Brasileiro SA ADR	95,100	8,242,317
Repsol YPF SA Sponsored ADR	93,700	2,670,450
Suncor Energy, Inc.	103,000	7,905,031
Surgutneftegaz Sponsored ADR	55,700	4,261,050
Talisman Energy, Inc.	260,600	13,839,459
Total SA Sponsored ADR	82,800	10,907,244
Transocean, Inc.†	65,300	5,243,590
Western Oil Sands, Inc., Class A†	261,054	7,240,261
XTO Energy, Inc.	179,042	7,800,860

		198,739,088

MATERIALS — 43.7%
Chemicals — 2.2%
Royal Dutch Shell PLC, Class A ADR	73,500	4,576,110
Royal Dutch Shell PLC, Class B ADR	56,630	3,689,445

Forest Products — 3.9%
Abitibi-Consolidated, Inc.	780,400	3,238,660
Domtar, Inc.	94,300	670,197
International Paper Co.	318,700	11,017,459

Metals & Minerals — 37.6%
Alcoa, Inc.	220,500	6,738,480
Alumina, Ltd.	957,270	5,078,144
Aluminum Corp. of China, Ltd. Sponsored ADR	59,900	6,272,728
Anglo American Platinum Corp., Ltd.	138,538	12,569,197
Anglo American PLC	114,107	4,397,172
Barrick Gold Corp.	119,049	3,242,895
Cameco Corp.	413,800	14,896,800
Companhia Siderurgica Nacional SA Sponsored ADR	234,100	7,355,422
Companhia Vale do Rio Doce Sponsored ADR	341,700	14,771,691
Companhia Vale do Rio Doce ADR	108,837	5,281,860
Freeport-McMoRan Copper & Gold, Inc., Class B	136,600	8,164,582
Gold Fields, Ltd.	231,669	5,049,712
Impala Platinum Holdings, Ltd.	32,789	6,195,634
Inco, Ltd.	116,700	5,822,163
Mittal Steel Co. NV	301,909	11,397,065

Vedanta Resources PLC	568,031	13,915,241
Xstrata PLC	378,656	12,256,241

		166,596,898

UTILITIES — 1.6%
Gas & Pipeline Utilities — 1.6%
Equitable Resources, Inc.	71,000	2,592,210
Western Gas Resources, Inc.	73,300	3,536,725

		6,128,935

TOTAL COMMON STOCK (cost $181,255,511)		371,464,921

Preferred Stock — 0.3%

MATERIALS — 0.3%
Metals & Minerals — 0.3%
Anglo American Platinum Corp., Ltd. 6.38% (Convertible) (cost $643,694)	37,751	1,285,818

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $181,899,205)		372,750,739

Repurchase Agreement — 2.4%

UBS Securities, LLC Joint Repurchase Agreement (cost $9,400,000)(1)	$9,400,000	9,400,000

TOTAL INVESTMENTS — (cost $191,299,205)@	100.1%	382,150,739
Liabilities in excess of other assets—	(0.1)	(534,267)

NET ASSETS—	100.0%	$381,616,472

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

(1)	See Note 2 for details of Joint Repurchase Agreement

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Investment Portfolio — March 31, 2006
(unaudited)

Common Stock 67.3%	Shares/ Principal Amount	Value (Note 1 )

CONSUMER DISCRETIONARY — 4.7%
Apparel & Textiles — 0.7%
NIKE, Inc., Class B	3,900	$331,890

Retail — 4.0%
Federated Department Stores, Inc.	7,000	511,000
Kohl’s Corp.†	9,100	482,391
Lowe’s Cos., Inc.	6,900	444,636
Target Corp.	6,100	317,261
Wal-Mart Stores, Inc.	5,700	269,268

		2,356,446

CONSUMER STAPLES — 5.1%
Food, Beverage & Tobacco — 2.8%
Altria Group, Inc.	9,000	637,740
PepsiCo, Inc.	12,800	739,712

Household & Personal Products — 2.3%
Procter & Gamble Co.	20,400	1,175,448

		2,552,900

ENERGY — 6.3%
Energy Services — 1.4%
Halliburton Co.	9,400	686,388

Energy Sources — 4.9%
Chevron Corp.	8,900	515,933
ConocoPhillips	10,100	637,815
Exxon Mobil Corp.	14,500	882,470
Noble Energy, Inc.	10,200	447,984

		3,170,590

FINANCE — 12.8%
Banks — 5.6%
Bank of America Corp.	23,300	1,061,082
Golden West Financial Corp.	5,000	339,500
State Street Corp.	11,000	664,730
UBS AG	6,900	758,793

Financial Services — 4.4%
Citigroup, Inc.	14,507	685,166
E*Trade Financial Corp.†	14,400	388,512
Merrill Lynch & Co., Inc.	10,300	811,228
PNC Financial Services Group, Inc.	5,000	336,550

Insurance — 2.8%
ACE, Ltd.	18,800	977,788
MetLife, Inc.	8,400	406,308

		6,429,657

HEALTHCARE — 10.9%
Drugs — 6.6%
Abbott Laboratories	7,800	331,266
Amgen, Inc.†	11,100	807,525
Eisai Co., Ltd., Sponsored ADR	7,300	316,820

Eli Lilly & Co.	7,800	431,340
Sanofi — Aventis ADR	14,800	702,260
Schering-Plough Corp.	37,100	704,529

Health Services — 1.9%
Genzyme Corp.†	3,400	228,548
Wellpoint, Inc.†	9,400	727,842

Medical Products — 2.4%
Fisher Scientific International, Inc.†	4,100	279,005
Medtronic, Inc.	18,000	913,500

		5,442,635

INDUSTRIAL & COMMERCIAL — 8.2%
Aerospace & Military Technology — 2.9%
Boeing Co.	5,100	397,443
Lockheed Martin Corp.	7,400	555,962
United Technologies Corp.	8,800	510,136

Business Services — 3.0%
Automatic Data Processing, Inc.	7,200	328,896
First Data Corp.	6,300	294,966
Fluor Corp.	2,000	171,600
Martin Marietta Materials	2,400	256,872
Waste Management, Inc.	12,100	427,130

Multi-Industry — 2.3%
General Electric Co.	33,300	1,158,174

		4,101,179

INFORMATION & ENTERTAINMENT — 3.6%
Broadcasting & Media — 3.0%
CBS Corp., Class B	17,800	426,844
Time Warner, Inc.†	19,900	334,121
Viacom, Inc., Class B	9,800	380,240
Walt Disney Co.	12,600	351,414

Leisure & Tourism — 0.6%
Starwood Hotels & Resorts Worldwide, Inc. (4)	4,900	331,877

		1,824,496

INFORMATION TECHNOLOGY — 12.7%
Communication Equipment — 0.9%
QUALCOMM, Inc.	8,400	425,124

Computers & Business Equipment — 1.5%
Dell, Inc.†	10,000	297,600
EMC Corp.†	34,600	471,598

Electronics — 0.9%
Analog Devices, Inc.	12,400	474,796

Internet Content — 1.5%
Google, Inc., Class A	1,900	741,000

Software — 3.5%
Adobe Systems, Inc.	7,200	251,424
Microsoft Corp.	55,400	1,507,434

Telecommunications — 4.4%
Amdocs, Ltd.†	5,800	209,148
Cisco Systems, Inc.†	29,500	639,265
Corning, Inc.†	25,200	678,132

Sprint Nextel Corp.	25,261	652,744

		6,348,265

MATERIALS — 2.4%
Metals & Minerals — 2.4%
Cameco Corp.	9,600	345,600
Companhia Vale do Rio Doce Sponsored ADR	10,900	528,977
Rio Tinto PLC Sponsored ADR	1,520	314,640

		1,189,217

UTILITIES — 0.6%
Electric Utilities — 0.6%
Dominion Resources, Inc.	4,400	303,732

TOTAL COMMON STOCK (cost $30,550,082)		33,719,117

Asset-Backed Securities 4.6%

FINANCE — 4.6%
Banc of America Commercial Mtg., Inc., Series 2005 6 Class A4 5.18% due 09/10/47(1)	215,000	209,449
Bank One Issuance Trust, Series 2002 Class A3 3.59% due 05/17/10	100,000	97,687
Bear Stearns Commercial Mtg. Securities, Inc., Series 2002-TOP8 Class A2 4.83% due 08/15/38(1)	100,000	96,622
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T10 Class A2 4.74% due 03/13/40(1)	100,000	95,641
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T12 Class A4 4.68% due 08/13/39(1)	100,000	94,812
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 Class A6 4.83% due 11/11/41(1)	100,000	94,895
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PWR9 A4A 4.87% due 09/11/42(1)	80,000	75,875
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW11 A4 5.46% due 03/11/39(1)	70,000	69,623
Capital One Auto Finance Trust, Series 2002-A Class A4 4.79% due 01/15/09	40,473	40,369
Carmax Auto Owner Trust, Series 2002-2 Class A4 3.34% due 02/15/08	47,338	46,863
Citibank Credit Card Issuance Trust, Series 2002 Class A1 4.95% due 02/09/09	100,000	99,702
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1 A4 5.23% due 07/15/44(1)	80,000	78,420
Credit Suisse First Boston Mtg. Capital Certificates, Series 2006-C1 A4 5.55% due 02/15/39 (1)	75,000	74,834
CS First Boston Mtg. Securities Corp., Series 2003-C3 Class A5 3.94% due 05/15/38 (1)	100,000	90,857
DaimlerChrysler Auto Trust, Series 2002-B Class A4 3.53% due 12/06/07	31,222	31,117
Ford Credit Auto Owner Trust, Series 2005-B Class A4 4.38% due 01/15/10	40,000	39,367
Greenwich Capital Commercial Funding Corp., Series 2005 GG5 Class A5 5.22% due 04/10/37(1)	110,000	107,112
Honda Auto Receivables Owner Trust, Series 2002-4 Class A4 2.70% due 03/17/08	46,467	45,973
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5 Class A4 5.18% due 12/15/44(1)	70,000	68,296
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14 A4 5.48% due 12/12/44(1)	80,000	79,365
JPMorgan Chase Commercial Mtg Securities Corp., Series 2005-LDP4 A4 4.92% due 10/15/42(1)	80,000	76,123
LB-UBS Commercial Mtg. Trust, Series 2005-C5 A4 4.95% due 09/15/30(1)	80,000	76,600
MBNA Credit Card Master Note Trust, Series 2002 A1 4.95% due 06/15/09	100,000	99,910
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(1)	80,000	76,886
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2 Class A2 4.55% due 03/25/35(1)	58,942	57,409
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2 Class A2 4.53% due 04/25/35(1)	63,559	62,010
Wells Fargo Mtg. Backed Securities, Series 2006-AR5 2A1 5.55% due 04/25/36(1)	165,000	164,110
WFS Financial Owner Trust, Series 2002-3 Class A4 3.50% due 02/20/10	50,282	49,897

TOTAL ASSET-BACKED SECURITIES ($2,358,726)		2,299,824

Bonds & Notes 26.5%

CONSUMER DISCRETIONARY — 0.9%
Centex Corp. 5.80% due 09/15/09	100,000	100,041
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12	100,000	105,667
Staples, Inc. 7.13% due 08/15/07	65,000	66,350
Target Corp. 3.38% due 03/01/08	100,000	96,601
Wal-Mart Stores, Inc. 4.38% due 07/12/07	85,000	84,173

		452,832

ENERGY — 0.1%
Midamerican Energy Holdings Co. 6.13% due 04/01/36	40,000	39,156

FINANCE — 3.4%
Ace Capital Trust II 9.70% due 04/01/30	50,000	66,580
Allstate Corp. 5.00% due 08/15/14	50,000	48,140
Ambac Financial Group, Inc. 5.95% due 12/05/35	55,000	53,067
Bank of America Corp. 5.38% due 06/15/14	100,000	98,666
Berkshire Hathaway Finance Corp. 4.63% due 10/15/13	100,000	94,686
Citigroup, Inc. 6.50% due 01/18/11	100,000	104,367
CS First Boston USA, Inc. 4.88% due 01/15/15	45,000	42,414
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	100,000	110,672
Financing Corp. Series 12, zero coupon due 12/06/13	25,000	16,758
Financing Corp. Series 13, zero coupon due 12/27/13	25,000	16,702
General Electric Capital Corp., 5.88% due 02/15/12	100,000	102,161
Hartford Life, Inc. 7.38% due 03/01/31	100,000	115,504
HSBC Finance Corp. 6.38% due 10/15/11	100,000	103,761
John Deere Capital Corp. 4.88% due 10/15/10	40,000	39,109
Liberty Mutual Insurance 7.88% due 10/15/26*	75,000	84,298
MBIA, Inc. 6.63% due 10/01/28	100,000	104,371
Metlife, Inc. 5.00% due 06/15/15	50,000	47,587
National Rural Utilities Cooperative Finance Corp. 3.88% due 02/15/08	100,000	97,490
Prudential Financial, Inc. 5.50% due 03/15/16	50,000	49,258
Resolution Funding Corp. zero coupon due 04/15/14	350,000	234,445
Wachovia Capital Trust III 5.80% due 03/15/42	35,000	34,387
Willis North America, Inc. 5.63% due 07/15/15	15,000	14,613

		1,679,036

HEALTHCARE — 0.1%
Health Services — 0.1%
Wellpoint, Inc. 5.00% due 01/15/11	40,000	39,100

INDUSTRIAL & COMMERCIAL — 0.2%
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	99,856	105,703

INFORMATION & ENTERTAINMENT — 0.6%
Comcast Corp. 5.65% due 06/15/35	50,000	43,578
Cox Enterprises, Inc. 8.00% due 02/15/07*	100,000	101,516
News America, Inc. 6.40% due 12/15/35	55,000	52,587
Time Warner, Inc. 6.15% due 05/01/07	100,000	100,750

		298,431

INFORMATION TECHNOLOGY — 0.5%
AT&T Wireless Services, Inc. 7.50% due 05/01/07	100,000	102,273
Comcast Cable Commercial Holdings 8.38% due 03/15/13	50,000	56,233
Verizon Global Funding Corp. 6.88% due 06/15/12	100,000	105,505

		264,011

MATERIALS — 0.1%
Weyerhaeuser Co. 5.95% due 11/01/08	53,000	53,487

MUNICIPAL BONDS — 0.2%
Illinois State General Obligation Pension 3.85% due 06/01/13	65,000	59,190
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	49,346

		108,536
REAL ESTATE — 0.3%
Brandywine Operating Partnership 6.00% due 04/01/16	50,000	49,481
Developers Diversified Reality Co. 5.38% due 10/15/12	50,000	48,671
Kimco Reality Corp. 5.78% due 03/15/16	40,000	39,805

		137,957

U.S. GOVERNMENT AGENCIES — 12.3%
Federal Home Loan Mtg. Corp. 4.50% due 09/01/35	147,736	136,280
Federal Home Loan Mtg. Corp. 5.00% due 12/01/35	223,320	212,535
Federal Home Loan Mtg. Corp. 5.00% due 01/01/36	169,562	161,372
Federal Home Loan Mtg. Corp. 5.50% due 01/01/36	337,225	329,356
Federal Home Loan Mtg. Corp. 6.50% due 08/01/25	151,431	155,109
Federal National Mtg. Assoc. 4.50% due 09/01/35	124,514	114,897
Federal National Mtg. Assoc. 4.50% due April TBA	380,000	350,431
Federal National Mtg. Assoc. 5.00% due 03/01/19	695,422	678,594
Federal National Mtg. Assoc. 5.00% due 04/01/19	121,385	118,448
Federal National Mtg. Assoc. 5.00% due 07/01/33	49,184	46,956
Federal National Mtg. Assoc. 5.00% due 03/01/34	108,982	104,046
Federal National Mtg. Assoc. 5.00% due 09/01/34	68,016	64,867
Federal National Mtg. Assoc. 5.00% due 08/01/35	218,075	207,661
Federal National Mtg. Assoc. 5.00% due 09/01/35	418,936	398,931
Federal National Mtg. Assoc. 5.50% due 11/01/33	480,555	470,016
Federal National Mtg. Assoc. 5.50% due 07/01/35	167,915	163,953
Federal National Mtg. Assoc. 5.50% due 11/01/35	49,233	48,071
Federal National Mtg. Assoc. 6.00% due 01/01/34	164,517	164,606
Federal National Mtg. Assoc. 6.00% due 08/01/34	137,603	137,661
Federal National Mtg. Assoc. 6.50% due 08/01/28	26,921	27,602
Federal National Mtg. Assoc. 6.50% due April TBA	540,000	550,800
Government National Mtg. Assoc. 5.50% due 04/15/34	320,682	317,757
Government National Mtg. Assoc. 6.00% due 10/15/32	72,812	73,729
Government National Mtg. Assoc. 6.50% due 08/15/23	4,716	4,878
Government National Mtg. Assoc. 6.50% due 09/15/23	24,923	25,779
Government National Mtg. Assoc. 6.50% due 10/15/23	4,818	4,983
Government National Mtg. Assoc. 6.50% due 11/15/23	157,794	163,212
Government National Mtg. Assoc. 6.50% due 12/15/23	173,313	179,263
Government National Mtg. Assoc. 6.50% due 09/15/28	28,827	29,884
Government National Mtg. Assoc. 6.50% due 11/15/28	37,689	39,120
Government National Mtg. Assoc. 6.50% due 10/15/31	4,826	5,005
Government National Mtg. Assoc. 6.50% due 02/15/35	177,572	184,166
Government National Mtg. Assoc. 7.00% due 07/15/29	18,976	19,793
Government National Mtg. Assoc. 7.00% due 01/15/33	26,738	27,877
Government National Mtg. Assoc. 7.00% due 05/15/33	158,456	165,204
Tennessee Valley Authority 4.38% due 06/15/15	300,000	281,821

		6,164,663

U.S. GOVERNMENT OBLIGATIONS — 7.4%
United States Treasury Bonds 4.50% due 02/15/36	250,000	234,570
United States Treasury Bonds 6.25% due 08/15/23	875,000	992,374
United States Treasury Notes 2.25% due 02/15/07	100,000	97,781
United States Treasury Notes 2.63% due 03/15/09	1,150,000	1,081,269
United States Treasury Notes 3.50% due 02/15/10	200,000	190,656
United States Treasury Notes 3.88% due 07/15/10	325,000	313,219
United States Treasury Notes 4.38% due 12/15/10	825,000	809,241

		3,719,110

UTILITIES — 0.4%
Dominion Resources, Inc. 4.13% due 02/15/08	100,000	97,514
NSTAR 8.00% due 02/15/10	100,000	108,450

		205,964

TOTAL BONDS & NOTES (cost $13,430,511)		13,267,986

Foreign Bonds & Notes — 0.8%

CONSUMER STAPLES — 0.1%
Diageo Capital, PLC 4.38% due 05/03/10	50,000	48,000

FINANCE — 0.4%
Axa 8.60% due 12/15/30	100,000	127,819
Telecom Italia Capital 5.25% due 10/01/15	85,000	79,087

		206,906

INFORMATION TECHNOLOGY — 0.1%
Deutsche Telekom 8.75% due 06/15/30	50,000	59,812

UTILITIES — 0.2%
Eastern Energy, Ltd., Series AMBC 6.75% due 12/01/06*	100,000	100,915

TOTAL FOREIGN BONDS & NOTES (cost $423,052)		415,633

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $46,762,371)		49,702,560

Short-Term Investment Securities — 0.2%

U.S. GOVERNMENT AGENCIES — 0.2%
United States Treasury Bills Disc. Notes 4.45% due 05/04/06 (cost $99,601)(2)		100,000	99,601

Repurchase Agreement — 2.9%

UBS Securities, LLC Joint Repurchase Agreement (cost $1,460,000)(3)		1,460,000	1,460,000

TOTAL INVESTMENTS — (cost $48,321,972)@	102.3%		51,262,161
Liabilities in excess of other assets—	(2.3)		(1,171,908)

NET ASSETS—	100.0%		$50,090,253

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2006, the aggregate value of these securities was $286,729 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.

(1)	Collateralized Mortgage Obligation

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)	See Note 2 for details of Joint Repurchase Agreement

(4)	Consist of more than one class of securities traded together as a unit.

ADR	— American Depository Receipt

Pass	Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

TBA
— Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
				Unrealized
Number of		Value at	Value as of	Appreciation
Contracts Description	Expiration Date	Trade Date	March 31, 2006	(Depreciation)

15 Short Russell 2000 Index	June 2006	$1,124,218	$1,157,700	$(33,482)
3 Long S&P 500 EMINI	June 2006	846,422	847,145	723
6 Short U.S. Treasury 5 YR Note	June 2006	630,216	626,625	3,591
11 Short U.S. Treasury 10 YR Note	June 2006	1,178,874	1,170,297	8,577

				$(20,591)

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO

Investment Portfolio — March 31, 2006
(unaudited)

	Shares/Principal	Value
Common Stock—73.2%	Amount (7)	(Note 1)
CAPITAL APPRECIATION — 9.5%
Aerospace & Military Technology — 0.1%
General Dynamics Corp.	700	$44,786

Broadcasting & Media — 0.6%
Viacom, Inc.	6,100	236,680

Communication Equipment — 1.3%
Qualcomm, Inc.	10,800	546,588

Computers & Business Equipment — 0.5%
EMC Corp. †	13,700	186,731

Drugs — 2.0%
Amylin Pharmaceuticals, Inc. †	800	39,160
Cephalon, Inc. †	1,100	66,275
Eli Lilly & Co.	3,900	215,670
Forest Laboratories, Inc. †	3,000	133,890
Genzyme Corp. †	400	26,888
ICOS Corp. †	3,200	70,560
Schering-Plough Corp.	13,700	260,163

Energy Services — 0.4%
Transocean Sedco Forex, Inc. †	1,900	152,570

Health Services — 0.7%
UnitedHealth Group, Inc.	5,700	318,402

Insurance — 0.4%
Everest Re Group, Ltd.	1,600	149,392

Leisure & Tourism — 0.1%
Las Vegas Sands Corp.	700	39,662

Retail — 0.3%
Staples, Inc.	4,300	109,736

Software — 1.5%
Mercury Interactive Corp. †	1,500	52,200
Network Appliance, Inc. †	16,100	580,083

Telecommunications — 1.6%
Cisco Systems, Inc. †	17,100	370,557
Corning, Inc. †	9,500	255,645
Crown Castle International Corp. †	1,400	39,690

		3,895,328

CORE EQUITY — 26.6%
Aerospace & Military Technology — 1.9%
Boeing Co.	5,400	420,822
Lockheed Martin Corp.	2,800	210,364
Rockwell Collins, Inc.	2,700	152,145

Banks — 0.8%
Bank of America Corp.	7,000	318,780

Broadcasting & Media — 1.1%
Comcast Corp. †	1,000	26,160

Sirius Satellite Radio, Inc.	15,000	76,200
Walt Disney Co.	12,600	351,414

Business Services — 0.4%
Accenture, Ltd. †	6,400	192,448

Drugs — 2.2%
Abbott Laboratories	4,700	199,609
Amgen, Inc. †	8,600	625,650
Teva Pharmaceutical Industries, Ltd.	1,500	61,770

Energy Services — 0.9%
Noble Corp. †	3,300	267,630
Schlumberger, Ltd.	1,100	139,227

Energy Sources — 1.8%
ConocoPhillips	8,100	511,515
XTO Energy, Inc.	5,000	217,850

Financial Services — 1.3%
Legg Mason, Inc.	300	37,599
Merrill Lynch & Co., Inc.	4,300	338,668
Nasdaq Stock Market, Inc.	4,200	168,168

Food, Beverage & Tobacco — 0.9%
Altria Group, Inc.	4,100	290,526
PepsiCo, Inc.	1,000	57,790

Health Services — 0.4%
Aetna, Inc.	3,000	147,420
Covance, Inc. †	400	23,500

Household & Personal Products — 1.7%
Procter & Gamble Co.	12,455	717,657

Insurance — 2.1%
Assurant, Inc.	3,100	152,675
Hartford Financial Services Group, Inc.	3,600	289,980
Old Mutual PLC	111,609	390,243

Internet Content — 0.7%
Google, Inc. †	700	273,000

Leisure & Tourism — 0.9%
Hilton Hotels Corp.	6,100	155,306
Starwood Hotels & Resorts Worldwide, Inc.	3,200	216,736

Medical Products — 0.9%
Medtronic, Inc.	7,400	375,550

Metals & Minerals — 2.5%
Alcoa, Inc.	11,900	363,664
Cameco Corp.	6,800	244,800
Xstrata PLC	12,836	415,472

Multi-Industry — 0.4%
General Electric Co.	4,400	153,032

Real Estate Companies — 0.1%

CB Richard Ellis Group, Inc. †	600	48,420

Software — 2.9%
Adobe Systems, Inc.	5,900	206,028
Electronic Arts, Inc. †	5,300	290,016
Microsoft Corp.	26,300	715,623

Telecommunications — 2.0%
America Movil SA de CV ADR	4,800	164,448
Chunghwa Telecom Co., Ltd.	12,600	246,834
Sprint Corp.	15,843	409,383

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	1,000	49,090
Southwest Airlines Co.	13,000	233,870

		10,947,082

GLOBAL CAPITAL APPRECIATION — 4.6%
Finland — 1.7%
Nokia Oyj (Information Technology)	22,350	462,609
Nokia Oyj ADR (Information Technology)	11,900	246,568

Ireland — 0.3%
Ryanair Holdings PLC Sponsored ADR (Information & Entertainment)	2,300	125,810

Italy — 0.1%
Geox SpA (Consumer Discretionary)	1,989	26,514

Switzerland — 1.9%
UBS AG (Finance)	2,300	252,931
UBS AG (Finance)	4,760	522,864

United Kingdom — 0.6%
London Stock Exchange PLC (Finance)	13,800	253,188

		1,890,484

GLOBAL CORE EQUITY — 32.5%
Brazil — 1.2%
Companhia Vale do Rio Doce ADR (Materials) †	9,200	446,476
Petroleo Brasileiro SA ADR (Energy)	600	47,910

Canada — 1.9%
EnCana Corp. (Energy)	4,500	210,001
Inco, Ltd. (Materials) †	7,000	348,966
Petro-Canada (Energy)	834	39,690
Talisman Energy, Inc. (Energy)	3,600	191,182

France — 5.8%
Cie Generale d’Optique Essilor International SA (Healthcare) †	4,600	410,283
Electricite de France (Utilities)	6,083	344,994
LVMH Moet Hennessy Louis Vuitton SA (Industrial & Commercial)	3,722	364,900
Lafarge SA (Materials)	2,292	259,702
Peugeot SA (Consumer Discretionary)	6,166	388,558
Sanofi-Synthelabo SA (Healthcare)	6,359	604,933

Germany — 2.0%
Muenchener Ruckversicherungs-Gesellschaft AG (Finance)	2,849	403,949
SAP AG (Information Technology)	1,982	429,962

Italy — 2.3%
Banca Intesa SpA (Finance)	82,327	491,856
UniCredito Italiano SpA (Finance)	59,770	432,058

Japan — 7.6%
Credit Saison Co., Ltd. (Finance)	1,500	82,965
Eisai Co., Ltd. (Healthcare) †	6,500	283,305
Matsui Securities Co., Ltd. (Finance)	14,000	194,121
Mitsubishi Estate, Ltd. (Real Estate)	3,000	71,113
Mitsubishi Heavy Industries, Ltd. (Industrial & Commercial)	75,000	356,839
Mitsubishi Tokyo Financial Group, Inc. (Finance) †	27	412,914
Nippon Telephone & Telegraph Corp. (Information Technology)	42	180,204
Obayashi Corp. (Industrial & Commercial)	44,000	358,131
Promise Co., Ltd. (Finance)	4,350	263,144
Seven & I Holdings Co., Ltd. (Consumer Discretionary)	10,100	399,881
Shinsei Bank (Finance)	33,000	231,028
Sony Corp. (Information & Entertainment)	6,500	300,977

Mexico — 0.5%
Grupo Televisa SA (Information & Entertainment)	29,200	115,654

Wal-Mart de Mexico SA de CV (Consumer Discretionary)	40,000	105,866

Netherlands — 1.6%
ABN AMRO Holding NV (Finance)	6,725	201,623
Koninklijke (Royal) Philips Electronics NV (Information Technology)	13,575	458,815

Norway — 1.1%
Statoil ASA (Energy)	15,100	435,471

Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA (Finance)	27,440	572,619

Switzerland — 4.1%
Credit Suisse Group (Finance) †	8,245	462,641
Nestle SA (Consumer Staples)	3,096	919,075
Zurich Financial Services AG (Finance) †	1,277	299,989

Taiwan — 0.7%
Chungwha Telecom Co., Ltd. (Information Technology)	45,000	84,847
Hon Hai Precision Industry Co., Ltd. (Industrial & Commercial)	9,740	60,315
Yuanta Core Pacific Securities Co. (Finance)	266,000	160,624

United Kingdom — 2.3%
AstraZeneca PLC (Healthcare)	8,114	408,821
AstraZeneca PLC Sponsored ADR (Healthcare)	2,400	120,552
CSR PLC (Information Technology)	3,220	67,133
EMI Group PLC (Information & Entertainment) †	52,248	229,662
Kingfisher PLC (Consumer Discretionary)	27,096	112,748

		13,366,497

TOTAL COMMON STOCK (cost $26,421,264)		30,099,391

Preferred Stock — 0.0%

CORE EQUITY — 0.0%
Metals & Minerals — 0.0%
Weirton Steel Corp., Series C (Convertible)(cost $0)†(2)(3)	1,125	0

Asset-Backed Securities — 0.3%

CORE BOND — 0.3%
Finance — 0.3%
Advanta Mtg. Loan Trust, Series 1999-4 A 5.19% due 11/25/29 (6)	10,866	10,877
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% due 11/15/33 (4)	25,000	25,122
Bear Stearns Commercial Mtg. Securities, Inc., Series 2002-TOP8 A2 4.83% due 08/15/38 (4)	25,000	24,155
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38 (4)	20,000	18,171
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30 (4)	25,000	25,805

TOTAL ASSET-BACKED SECURITIES (cost $107,694)		104,130

Bonds & Notes — 23.4%

CORE BOND — 6.8%
Energy — 0.0%
Costilla Energy, Inc. 10.25% due 10/01/06 †(2)(3)	130,000	0

Finance — 0.2%
Citigroup Funding, Inc. 2.15% due 10/18/07*	105,000	102,699

Materials — 0.0%
Consumers International, Inc. 10.25% due 04/01/05 †(2)(3)		50,000	0
International Paper Co. 5.38% due 08/11/06	EUR	10,000	12,208

U.S. Government Agencies — 0.2%
Federal Home Loan Mtg. Corp. 6.44% due 04/01/29 (6)		47,058	47,848
Federal National Mtg. Assoc. 4.79% due 11/01/12		25,000	24,112
Federal National Mtg. Assoc. 7.57% due 04/01/10		7,341	7,796

U.S. Government Obligations — 6.4%
United States Treasury Bonds 5.38% due 02/15/31		115,000	121,055
United States Treasury Notes 2.88% due 11/30/06		2,115,000	2,087,736
United States Treasury Notes TIPS 3.38% due 01/15/07		419,189	423,675

Utilities — 0.0%
Virginia Electric & Power Co. 5.38% due 02/01/07		10,000	9,985

			2,837,114

Global Core Bond — 16.6%

Australia — 1.7%
Government of Australia 5.25% due 03/15/19	AUD	130,000	91,309
Government of Australia 5.75% due 06/15/11	AUD	715,000	520,531
Government of Australia 6.00% due 02/15/17	AUD	140,000	104,859

Austria — 1.0%
Republic of Austria 4.30% due 07/15/14	EUR	143,000	179,959
Republic of Austria 5.00% due 07/15/12 *	EUR	170,000	221,039

Canada — 1.8%
Government of Canada 4.25% due 09/01/09	CAD	120,000	103,180
Government of Canada 5.00% due 06/01/14	CAD	165,000	148,458
Government of Canada 5.75% due 06/01/29	CAD	260,000	269,266
Government of Canada 6.00% due 06/01/11	CAD	235,000	218,021

Denmark — 2.4%
Kingdom of Denmark 4.00% due 11/15/10	DKK	3,645,000	600,285
Kingdom of Denmark 4.88% due 04/18/07	EUR	220,000	271,177
Kingdom of Denmark 6.00% due 11/15/09	DKK	335,000	58,807
Kingdom of Denmark 7.00% due 11/10/24	DKK	330,000	74,074

Germany — 0.7%
Federal Republic of Germany 3.75% due 01/04/15	EUR	115,000	139,237
Federal Republic of Germany 4.00% due 01/04/37	EUR	125,000	151,459

Japan — 0.4%
Government of Japan 1.50% due 09/20/13	JPY	19,800,000	166,873

Mexico — 0.3%
United Mexican States 10.00% due 12/05/24	MXN	1,140,000	117,167

Norway — 1.8%
Kingdom of Norway 5.50% due 05/15/09	NOK	1,965,000	316,289
Kingdom of Norway 6.50% due 05/15/13	NOK	2,340,000	415,081

Poland — 1.9%
Government of Poland 5.00% due 10/24/13	PLN	955,000	296,104
Government of Poland 6.00% due 11/24/09	PLN	1,500,000	483,446

Singapore — 1.8%
Government of Singapore 3.63% due 07/01/11	SGD	1,140,000	712,525
Oversea-Chinese Banking Corp. 7.25% due 09/06/11	EUR	15,000	20,900

Sweden — 0.6%
Kingdom of Sweden 4.50% due 08/12/15	SEK	1,365,000	186,790
Kingdom of Sweden 5.00% due 12/01/20	SEK	515,000	75,784

United Kingdom — 2.2%
United Kingdom Gilt Treasury Bond 4.25% due 03/07/36	GBP	150,000	267,739
United Kingdom Gilt Treasury Bond 5.00% due 09/07/14	GBP	150,000	271,139
United Kingdom Gilt Treasury Bond 4.75% due 06/07/10	GBP	100,000	175,709
United Kingdom Gilt Treasury Bond 6.25% due 11/25/10	GBP	95,000	177,501

			6,834,708

TOTAL BONDS & NOTES (cost $9,656,574)			9,671,822

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $36,185,532)			39,875,343

Short-Term Investment Securities — 0.2%

United States Treasury Bills 4.40% due 05/18/06(8) (cost $99,422)		100,000	99,422

Repurchase Agreement — 2.5%

UBS Securities LLC Joint Repurchase Agreement
(cost $1,020,000) (5)		1,020,000	1,020,000

TOTAL INVESTMENTS —
(cost $37,665,414) @	99.6%		40,994,765
Other assets less liabilities—	0.4		143,415

NET ASSETS—	100.0%		$41,138,180

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $323,738 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	Company has filed for Chapter 11 bankruptcy protection.
(2)	Fair valued security; See Note 1
(3)	Illiquid security
(4)	Collateralized Mortgage Obligation
(5)	See Note 2 for details of Joint Repurchase Agreement
(6)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2006.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR-	American Depository Receipt
TIPS-	Treasury Inflation Protected Security

Open Futures Contracts
					Unrealized
Number of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	March 31, 2006	(Depreciation)
3 Short	Euro-Bobl	June 2006	401,940	399,604	$2,336
1 Long	Euro-Bund	June 2006	141,743	141,793	50
12 Short	Russell 2000 Index	June 2006	899,375	926,160	(26,785)
7 Long	U.S. Treasury 2 YR Note	June 2006	1,429,896	1,427,016	(2,880)
4 Long	U.S. Treasury 5 YR Note	June 2006	420,075	417,750	(2,325)

					$(29,604)

Open Foreign Bond Forward Contracts
					Unrealized
			Value at	Value as of	Appreciation
Description	Principal Amount	Delivery Date	Trade Date	March 31, 2006	(Depreciation)
Japanese Government Bond,
Series 213 1.40% due 06/22/09	$41,400,000	04/26/06	$360,446	$357,460	$(2,986)
Japanese Government Bond,
Series 234 1.40% due 09/20/11	2,950,000	04/27/06	25,286	25,055	(231)
Japanese Government Bond,
Series 234 1.40% due 09/20/11	(2,950,000)	04/27/06	(25,272)	25,055	217

					$(3,000)

Open Forward Foreign Currency Contracts
Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
* AUD	3,078,000	USD	2,261,036	06/21/06	$60,335
* CAD	3,680,000	USD	3,190,940	06/21/06	32,587
* CNY	413,000	USD	52,668	05/25/06	910
* CNY	932,000	USD	117,913	08/14/06	208
* CNY	586,000	USD	74,721	09/20/06	463
* COP	399,112,000	USD	176,775	06/21/06	2,878
* GBP	2,597,000	USD	4,518,472	06/21/06	1,744
* JPY	484,501,000	USD	4,166,735	06/21/06	4,025
* NZD	261,000	USD	172,385	06/21/06	12,614
* PLN	2,803,000	USD	886,868	06/21/06	18,853
* TWD	24,982,000	USD	778,377	06/21/06	2,538
* USD	46,723	MXN	546,000	05/25/06	3,244
* USD	144,610	NOK	943,000	06/21/06	31
* USD	82,822	DKK	508,000	06/21/06	64
* USD	75,618	ARS	234,000.00	06/21/06	102
* USD	28,440	HUF	6,240,000	06/21/06	120
* USD	38,721	SKK	1,211,000	06/21/06	553
* USD	243,798	PHP	12,556,000	06/21/06	580
* USD	109,570	ILS	516,000	06/21/06	1,110
* USD	419,391	CZK	9,826,000	06/21/06	1,756
* USD	1,022,365	KRW	994,092,000	06/21/06	2,742
* USD	497,839	SGD	807,000	06/21/06	3,193
* USD	216,727	IDR	2,035,610,000	06/21/06	3,303
* USD	540,653	ZAR	3,385,000	06/21/06	5,659
* USD	760,656	RUB	21,265,000	06/21/06	6,726
* USD	1,100,630	THB	43,116,000	06/21/06	7,330
* USD	1,055,500	SEK	8,226,000	06/21/06	7,381
* USD	9,166,711	EUR	7,614,000	06/21/06	106,440
* USD	116,984	CNY	932,000	08/14/06	720
* ZAR	3,283,000	USD	535,058	06/21/06	5,208

					$293,417

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation
* ARS	281,000	USD	90,575	06/21/06	$(354)
* BRL	1,810,000	USD	816,478	06/21/06	(3,541)
* CHF	4,256,000	USD	3,285,625	06/21/06	(7,264)
* CLP	138,569,000	USD	262,537	06/21/06	(764)
* CZK	5,356,000	USD	225,691	06/21/06	(3,870)
* DKK	4,719,000	USD	758,231	06/21/06	(11,734)
* EUR	10,320,000	USD	12,383,588	06/21/06	(185,222)
* HUF	8,681,000	USD	39,310	06/21/06	(422)
* IDR	712,232,000	USD	76,386	06/21/06	(599)
* ILS	107,000	USD	22,685	06/21/06	(266)
* KRW	287,223,000	USD	295,363	06/21/06	(821)
* MXN	546,000	USD	47,494	05/25/06	(2,472)
* MXN	10,118,000	USD	920,524	06/21/06	(3,634)

* NOK	8,692,000	USD	1,303,423	06/21/06	(29,790)
* PHP	11,202,000	USD	217,012	06/21/06	(1,012)
* RUB	1,445,000	USD	51,589	06/21/06	(556)
* SEK	6,677,000	USD	854,977	06/21/06	(7,758)
* SGD	1,772,000	USD	1,095,833	06/21/06	(4,325)
* SKK	1,211,000	USD	38,754	06/21/06	(519)
* THB	39,042,000	USD	993,985	06/21/06	(9,284)
* TRY	143,000	USD	104,027	06/21/06	(503)
* USD	52,453	CNY	413,000	05/25/06	(695)
* USD	1,712,982	CAD	1,957,000	06/21/06	(33,391)
* USD	2,330,998	AUD	3,216,000	06/21/06	(31,630)
* USD	488,698	NZD	752,000	06/21/06	(28,361)
* USD	1,194,814	MXN	12,904,000	06/21/06	(16,189)
* USD	1,955,787	JPY	226,067,000	06/21/06	(13,477)
* USD	887,975	CHF	1,142,000	06/21/06	(4,403)
* USD	585,813	BRL	1,284,000	06/21/06	(4,098)
* USD	2,723,335	GBP	1,564,000	06/21/06	(3,210)
* USD	176,930	COP	399,112,000	06/21/06	(3,032)
* USD	326,101	CLP	170,079,000	06/21/06	(2,927)
* USD	98,360	PLN	311,000	06/21/06	(2,052)
* USD	228,985	TRY	311,000	06/21/06	(1,650)
* USD	208,321	TWD	6,700,000	06/21/06	(247)
USD	135,244	INR	6,040,000	06/21/06	(204)
USD	19,368	HKD	150,000	06/21/06	(12)
* USD	946,791	CNY	7,403,000	09/20/06	(8,685)
USD	254,149	CNY	1,960,000	03/21/07	(1,185)

					(430,158)

		Net Unrealized Appreciation (Depreciation)			$(136,741)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS — Argentine Peso	HKD - Hong Kong Dollar	RUB - Russian Ruble
AUD — Australian Dollar	HUF - Hungarian Forint	SEK - Swedish Krona
BRL — Brazilian Real	IDR - Indonesian Rupiah	SGD - Singapore Dollar
CAD — Canadian Dollar	ILS - Israeli Shekel	SKK - Slovakian Koruna
CHF — Swiss Franc	INR - Indian Rupee	THB - Thailand Baht
CLP — Chilean Peso	JPY - Japanese Yen	TRY - Turkish Lira
CNY — Yuan Renminbi	KRW - South Korean Won	TWD - Taiwan Dollar
COP — Colombian Peso	MXN - Mexican Peso	USD - United States Dollar
CZK — Czech Koruna	NOK - Norwegian Krone	ZAR - South African Rand
DKK — Danish Krone	NZD - New Zealand Dollar
EUR — Euro	PHP - Philippine Peso
GBP — Pound Sterling	PLN - Polish Zloty
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2006 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of any discount or premium.
Note 2. Repurchase Agreements: As of March 31, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities Corp.:

	Percentage	Principal
Portfolio	Interest	Amount
Government and Quality Bond	20.27%	$34,950,000
Growth and Income	0.01	25,000
Growth	8.67	14,950,000
Capital Appreciation	58.23	100,395,000
Natural Resources	5.45	9,400,000
Multi-Asset	0.85	1,460,000
Strategic Multi-Asset	0.59	1,020,000
As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:
UBS Securities Corp., dated March 31, 2006, bearing interest at a rate of 4.53% per annum, with a principal amount of $172,420,000 a repurchase price of $172,485,089, a maturity date of April 3, 2006. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Discount Bills	4.64%	09/28/06	$180,101,000	$175,899,444

Note 3. Transactions with Affiliates: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the three months ended March 31, 2006, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in
			Market Value	Cost of	Proceeds of	Realized	Unrealized	Market Value
Portfolio	Security	Income	at December 31, 2005	Purchases	Sales	Gain/Loss	Gain (Loss)	at March 31, 2006

Asset Allocation	Riviera Holdings Corp.	$41,250	$1,614,375	$—	$—	$—	$(20,625)	$1,593,750
	11.00% due 06/15/10
Growth	AIG	15,758	7,167,698	—	7,029,421	6,501,034	(6,639,311)	—
Growth and Income	AIG	431	196,161	—	192,380	128,908	(132,689)	—
Multi-Asset	AIG	715	338,967	—	332,921	294,759	(300,805)	—
Note 4. Federal Income Taxes: As of March 31, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(loss)	Cost of
	Gain	Loss	Net	Investment
Money Market	$—	$—	$—	$13,546,234
Government & Quality Bond	4,558,942	(20,541,450)	(15,982,508)	968,794,276
Asset Allocation	55,337,079	(10,007,657)	45,329,422	392,561,503
Growth & Income	2,077,179	(248,118)	1,829,061	16,277,748
Growth	77,712,483	(8,427,799)	69,284,684	745,981,989
Capital Appreciation	207,905,898	(18,268,822)	189,637,076	1,340,193,578
Natural Resources	192,569,054	(2,462,127)	190,106,927	192,043,812
Multi-Asset	3,227,298	(627,451)	2,599,847	48,836,374
Strategic Multi-Asset	3,958,869	(416,934)	3,541,935	37,856,117
Note 5. Other Information: On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.
AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to continue to serve as investment adviser of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.
Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.
As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.
Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on the Adviser’s ability to perform its respective investment advisory services relating to the Portfolios.

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	May 30, 2006

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	May 30, 2006